UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR® TRUST
(Exact name of registrant as specified in charter)
One Lincoln Street, Boston, Massachusetts 02111
(Address of principal executive offices) (zip code)

(Name and Address of Agent for Service)	Copy to:

Jesse D. Hallee, Esq. State Street Bank and Trust Company One Lincoln Street/CPH0326 Boston, MA 02111	Leonard Mackey, Esq. Clifford Chance US LLP 31 West 52nd Street New York, New York 10019
Registrant’s telephone number, including area code: (303) 623-2577
Date of fiscal year end: September 30
Date of reporting period: September 30, 2015

Item 1. Reports to Shareholders.

SELECT SECTOR SPDRs®

The Select Sector SPDR Trust

Real Estate - XLRE
Energy - XLE
Utilities - XLU
Technology - XLK
Materials - XLB
Consumer Staples - XLP
Consumer Discretionary - XLY
Industrial - XLI
Health Care - XLV
Financial - XLF
Financial Services - XLFS

Annual Report

September 30, 2015

Select Sector SPDR Funds
The Select Sector SPDR Trust consists of eleven separate investment portfolios (each a “Select Sector SPDR Fund“ or a “Fund“ and collectively the “Select Sector SPDR Funds“ or the “Funds“).

Select Sector SPDR Funds are “index funds” that unbundle the benchmark S&P 500† and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of eleven major industry sectors that make up the S&P 500®, much as they buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDR Funds trade on NYSE Arca.

Eleven Select Sector SPDR Funds
Shares are available for exchange trading in the following Funds of The Select Sector SPDR Trust:

The Consumer Discretionary Select Sector SPDR Fund	XLY
The Consumer Staples Select Sector SPDR Fund	XLP
The Energy Select Sector SPDR Fund	XLE
The Financial Select Sector SPDR Fund	XLF
The Financial Services Select Sector SPDR Fund	XLFS*
The Health Care Select Sector SPDR Fund	XLV
The Industrial Select Sector SPDR Fund	XLI
The Materials Select Sector SPDR Fund	XLB
The Real Estate Select Sector SPDR Fund	XLRE*
The Technology Select Sector SPDR Fund	XLK
The Utilities Select Sector SPDR Fund	XLU

Each of these Funds is designed to, before expenses, correspond generally to the price and yield performance of a Select Sector Index. Each Fund’s portfolio is comprised principally of shares of constituent companies in the S&P 500®. Each stock in the S&P 500® is allocated to one Select Sector Index, except stocks assigned to the Financial Sector which also are assigned to the Financial Services Sector or the Real Estate Sector. The combined companies of the eleven Select Sector Indexes represent all of the companies in the S&P 500®. Each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index. Investors cannot invest directly in an index. Funds focused on a single sector generally experience greater price fluctuations than the overall stock market.

Objective
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversification, sector investments may also offer opportunities for returns greater than an investment in the entire constituents of the S&P 500®.

†	S&P 500: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged, index of common stock prices.
*	Fund commenced operations on October 7, 2015.

TABLE OF CONTENTS

Management’s Discussion and Analysis of Fund Performance
The Consumer Discretionary Select Sector SPDR Fund (XLY)	1
The Consumer Staples Select Sector SPDR Fund (XLP)	5
The Energy Select Sector SPDR Fund (XLE)	10
The Financial Select Sector SPDR Fund (XLF)	15
The Health Care Select Sector SPDR Fund (XLV)	19
The Industrial Select Sector SPDR Fund (XLI)	23
The Materials Select Sector SPDR Fund (XLB)	27
The Technology Select Sector SPDR Fund (XLK)	31
The Utilities Select Sector SPDR Fund (XLU)	35
Schedules of Investments
The Consumer Discretionary Select Sector SPDR Fund (XLY)	39
The Consumer Staples Select Sector SPDR Fund (XLP)	41
The Energy Select Sector SPDR Fund (XLE)	42
The Financial Select Sector SPDR Fund (XLF)	43
The Health Care Select Sector SPDR Fund (XLV)	45
The Industrial Select Sector SPDR Fund (XLI)	46
The Materials Select Sector SPDR Fund (XLB)	48
The Technology Select Sector SPDR Fund (XLK)	49
The Utilities Select Sector SPDR Fund (XLU)	51
Financial Statements	52
Financial Highlights	60
Notes to Financial Statements	69
Report of Independent Registered Public Accounting Firm	80
Other Information	81

The Consumer Discretionary Select Sector SPDR Fund —
Management’s Discussion of Fund Performance

The Consumer Discretionary Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in The Consumer Discretionary Select Sector Index (the “Index”). In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was 12.98%, and the total return for the Index was 13.18%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also primarily contributed to the difference between the Fund’s performance and that of the Index.

The Index enjoyed a relatively strong performing Reporting Period, ending with double digit returns, outperforming the broader S&P 500 index which was close to flat. Some contributing factors to this positive performance were consumers generally having reduced their debt loads, the job market showing signs of improvement, and wage levels finally starting to see some growth. In addition, gas prices continued to fall, which helped put more money in families’ pockets allowing consumers to increase spending. Auto sales and the housing market both showed various signs of strength as well. Unfortunately, the signs of improvement did not result in a sustainable trend for retail and home sales as lending continued to be limited due to continued tight credit standards and the fear of faster- than-expected interest rate hikes.

On an individual security level, the top positive contributors to the Fund’s performance were Amazon.com, Inc., Home Depot, Inc., and Starbucks Corporation. The top negative contributors to the Fund’s performance were Wynn Resorts, Limited, Viacom Inc. Class B, and Twenty-First Century Fox, Inc. Class A.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

The Consumer Discretionary Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Consumer Discretionary Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as amended October 8, 2015) is 0.14%. Fund returns at Net Asset Value shown in the table below for the Three years, Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	CONSUMER DISCRETIONARY	NET ASSET	MARKET	CONSUMER DISCRETIONARY
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

ONE YEAR	12.98%	12.91%	13.18%	12.98%	12.91%	13.18%

THREE YEARS	65.79%	65.74%	66.78%	18.35%	18.34%	18.59%

FIVE YEARS	139.44%	139.37%	142.30%	19.08%	19.07%	19.36%

TEN YEARS	164.24%	164.24%	169.01%	10.20%	10.20%	10.40%

The Consumer Discretionary Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	Consumer Discretionary	Consumer Discretionary
	Select Sector	Select Sector
	SPDR Fund(a)	Index(b)
09/30/05	10000	10000
12/31/05	10112	10118
03/31/06	10415	10417
06/30/06	10360	10368
09/30/06	10870	10885
12/31/06	11977	12003
03/31/07	11881	11915
06/30/07	12308	12351
09/30/07	11530	11575
12/31/07	10377	10418
03/31/08	9766	9805
06/30/08	9007	9040
09/30/08	8948	8981
12/31/08	6907	6929
03/31/09	6348	6368
06/30/09	7501	7523
09/30/09	8944	8975
12/31/09	9750	9793
03/31/10	10762	10818
06/30/10	9591	9640
09/30/10	11036	11103
12/31/10	12421	12511
03/31/11	13000	13101
06/30/11	13441	13555
09/30/11	11698	11796
12/31/11	13160	13291
03/31/12	15246	15412
06/30/12	14845	15011
09/30/12	15939	16133
12/31/12	16263	16472
03/31/13	18227	18469
06/30/13	19457	19726
09/30/13	20960	21264
12/31/13	23211	23563
03/31/14	22553	22902
06/30/14	23332	23704
09/30/14	23388	23765
12/31/14	25414	25842
03/31/15	26620	27087
6/30/2015	27121	27607
9/30/2015	26424	26901

Past performance is no guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Consumer Discretionary Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

		WALT	HOME
DESCRIPTION	AMAZON.COM, INC.	DISNEY CO.	DEPOT, INC.	COMCAST CORP. (CLASS A)	MCDONALD’S CORP.

MARKET VALUE	$895,602,232	724,047,960	676,664,225	548,740,472	423,438,193

% OF NET ASSETS	8.9	7.2	6.7	5.4	4.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.
**	Amount shown represents less than 0.05% of total common stock.

The Consumer Staples Select Sector SPDR Fund —
Management’s Discussion of Fund Performance

The Consumer Staples Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in The Consumer Staples Select Sector Index (the “Index”). In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was 7.45%, and the total return for the Index was 7.62%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and the effect of small cumulative misweights primarily contributed to the difference between the Fund’s performance and that of the Index.

The final quarter of 2014 saw the previous quarter’s GDP growth rate revised up to 5%, one of the best results in the last ten years. In addition, strong earnings and a decline in the U.S. unemployment rate to 5.8% had investors in a bullish frame of mind. Further declines in oil prices — plunging 18% in November 2014 alone — contributed to this market rally. The benefit to the economy as a whole was that the decline in the price of oil and gas was like an unexpected tax cut for many U.S. consumers. Strong retail sales helped lead to the consumer staples sector climbing 8.4% for the final quarter of 2014, making it one of the best performing sectors in the S&P 500® Index during the Reporting Period.

For the first six months of 2015, U.S. stocks in general, and consumer staples stocks in particular, swung back and forth and the sector ended with a slight loss during the entire six-month period of just over 0.5%. Weaker than expected 2014 fourth quarter GDP growth of 2.6% and gasoline prices tumbling again, this time below $2 per gallon in the United States, led to a sharp decline in the market in the first month of the new year with the S&P 500® Index pulling back 3.0%. However, consumer staples stocks — generally viewed as a defensive sector — managed a more meager decline of 1.1% in January 2015. Oil prices then temporarily stabilized in February and consumer staples stocks increased by 4.3% during the month. February was to be the highlight month of the first half of the year, however, those gains slowly eroded away over the remainder of the Reporting Period. Inventory concerns and a sharp rise in the U.S. dollar also affected the consumer staples sector as it is a sector that relies to a significant extent on the export market. While the declining oil prices were generally a boost to the wallets of consumers, a projected earnings decline in the sector on a year-over-year basis, a mixed bag of economic numbers, and the anticipation of impending U.S. interest rate hikes in the near future had investors unsure of which way to turn. In fact, the end of June marked nine years since the last interest rate hike by the Federal Reserve.

During the third quarter of 2015, S&P 500® Index stocks fell sharply, with a quarterly return of −6.4%. Crude oil prices resumed their previous selloff as production remained at record levels and new supplies were soon expected to be on the way with sanctions being lifted in Iran. Also, growth concerns in China and a sudden free fall in that country’s stock market caused implied volatility to hit a level not seen in China since the end of the financial crisis in March 2009. The consumer staples sector strongly outpaced the broader U.S. market in July, finishing with a monthly return of +5.6% vs.

The Consumer Staples Select Sector SPDR Fund —
Management’s Discussion of Fund Performance (continued)

the S&P 500® Index return of +2.1%. The sector also fared better during the final two months of the quarter ending September 30, 2015, although the consumer staples sector lost 5.5% and the S&P 500® Index return was −8.4%. The superior performance of the consumer staples sector relative to the broader U.S. market came somewhat as expected given that the sector is usually viewed as a safe haven, which has the potential to dampen losses in a declining market.

On an individual security level, the top positive contributors to the Fund’s performance were Walgreens Boots Alliance Inc., CVS Health Corporation, and Kraft Heinz Company. The top negative contributors to the Fund’s performance were Keurig Green Mountain, Inc., Wal-Mart Stores, Inc., and Procter & Gamble Company.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

The Consumer Staples Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Consumer Staples Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as amended October 8, 2015) is 0.14%. Fund returns at Net Asset Value shown in the table below for the Three years, Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			CONSUMER			CONSUMER
	NET ASSET	MARKET	STAPLES	NET ASSET	MARKET	STAPLES
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

ONE YEAR	7.45%	7.39%	7.62%	7.45%	7.39%	7.62%

THREE YEARS	42.86%	42.82%	43.71%	12.62%	12.61%	12.85%

FIVE YEARS	94.20%	94.14%	96.32%	14.20%	14.19%	14.44%

TEN YEARS	162.38%	162.54%	168.84%	10.13%	10.13%	10.39%

The Consumer Staples Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	Consumer Staples	Consumer Staples
	Select Sector	Select Sector
	SPDR Fund(a)	Index(b)
09/30/05	10000	10000
12/31/05	10061	10068
03/31/06	10244	10259
06/30/06	10539	10562
09/30/06	11113	11144
12/31/06	11517	11591
03/31/07	11776	11862
06/30/07	12064	12158
09/30/07	12523	12629
12/31/07	12955	13071
03/31/08	12638	12759
06/30/08	12061	12181
09/30/08	12558	12688
12/31/08	11014	11117
03/31/09	9788	9883
06/30/09	10774	10889
09/30/09	12009	12147
12/31/09	12580	12732
03/31/10	13358	13528
06/30/10	12270	12426
09/30/10	13511	13694
12/31/10	14324	14527
03/31/11	14708	14926
06/30/11	15457	15695
09/30/11	14778	15007
12/31/11	16329	16601
03/31/12	17229	17524
06/30/12	17695	18009
09/30/12	18367	18706
12/31/12	18081	18421
03/31/13	20719	21130
06/30/13	20795	21219
09/30/13	21003	21441
12/31/13	22831	23325
03/31/14	22994	23503
06/30/14	24008	24552
09/30/14	24420	24981
12/31/14	26452	27080
03/31/15	26759	27406
6/30/2015	26294	26934
9/30/2015	26238	26884

Past performance is no guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Consumer Staples Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

	PROCTER &		PHILIP MORRIS		WAL-MART
DESCRIPTION	GAMBLE CO.	COCA-COLA CO.	INTERNATIONAL, INC.	CVS HEALTH CORP.	STORES, INC.

MARKET VALUE	$839,965,325	676,002,341	529,386,622	475,568,444	440,755,217

% OF NET ASSETS	11.5	9.3	7.2	6.5	6.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Energy Select Sector SPDR Fund —
Management’s Discussion of Fund Performance

The Energy Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in The Energy Select Sector Index (the “Index”). In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −30.52%, and the total return for the Index was −30.57%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, securities lending, and the effect of small cumulative misweights primarily contributed to the difference between the Fund’s performance and that of the Index.

The final quarter of 2014 saw continued strength for large cap equities after a rough start in October brought on by global growth forecasts being lowered and geopolitical fears permeating the market. However, strong earnings from bank stocks reporting in October helped the markets recover quickly. In addition, an upward revision in third quarter GDP growth to 5.0% enabled the market to continue its momentum. However, further declines in oil prices — plunging 18% in November 2014 alone — led to negative performance for energy stocks despite a broader market rally. The contributors to this sharp decline were weak global demand for Brent Crude, lack of production cuts by OPEC, and expanded production by Russia as it tried to blunt the effect of the U.S. sanctions brought on by the crisis in Ukraine. The energy sector was down 12.1% during the fourth quarter of 2014 as compared to the S&P 500® Index gain of 4.9%. The benefit to the economy as a whole was that the decline in the price of oil and gas was like an unexpected tax cut for U.S. consumers.

For the first half of 2015, U.S. stocks swung back and forth, ending with a slight gain during the entire six-month period of just over 1.2%. A weaker than expected fourth quarter GDP growth rate of 2.6% and gasoline prices tumbling again, this time below $2 per gallon in the U.S., led to a sharp decline in the market in the first month of the new year with the S&P 500® Index pulling back 3.0% and with energy stocks declining by more than 4.5%. However, oil rebounded sharply in April as Brent Crude saw its biggest monthly gain (21.0%) since 2009 to help turn around performance for some time. This led to only the second positive return in the trailing eight months for the energy sector as these stocks rallied +6.9% in April. However, energy companies started a new losing streak for the last two months of the second quarter as their share prices plummeted more than 8.5% over the course of May and June. Over the six months ending June 30, 2015, the sector slid 3.8%, and this negative performance could have been more pronounced if not for the strong performance during the months of February (+4.6% as oil prices temporarily stabilized) and April.

During the third quarter of 2015, energy stocks fell sharply each month resulting in a quarterly return of −17.9%. The S&P 500® Index fared better over the period, but it also fell by 6.4%. Crude oil prices resumed their previous selloff as production remained at record levels and new supplies were soon expected to be on the way with sanctions being lifted

The Energy Select Sector SPDR Fund —
Management’s Discussion of Fund Performance (continued)

in Iran. Brent Crude prices fell another 18% in July alone. This was a weak end to a very difficult 12 month period for the sector, and represented the Fund’s weakest performing fiscal year.

On an individual security level, the top positive contributors to the Fund’s performance were Tesoro Corporation, Valero Energy Corporation, and Cameron International Corporation. The top negative contributors to the Fund’s performance were Schlumberger NV, Exxon Mobil Corporation, and Chevron Corporation.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

The Energy Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Energy Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as amended October 8, 2015) is 0.14%. Fund returns at Net Asset Value shown in the table below for the Three years, Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	ENERGY	NET ASSET	MARKET	ENERGY
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

ONE YEAR	−30.52%	−30.57%	−30.57%	−30.52%	−30.57%	−30.57%

THREE YEARS	−10.97%	−10.97%	−10.70%	−3.80%	−3.80%	−3.70%

FIVE YEARS	20.57%	20.50%	21.38%	3.81%	3.80%	3.95%

TEN YEARS	35.52%	35.39%	37.94%	3.09%	3.08%	3.27%

The Energy Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	Energy Select	Energy Select
	Sector SPDR	Sector Index
	Fund (a)	(b)
09/30/05	10000	10000
12/31/05	9393	9402
03/31/06	10188	10209
06/30/06	10652	10678
09/30/06	10087	10113
12/31/06	11116	11152
03/31/07	11435	11480
06/30/07	13157	13220
09/30/07	14310	14392
12/31/07	15155	15249
03/31/08	14206	14305
06/30/08	17005	17140
09/30/08	12326	12422
12/31/08	9276	9347
03/31/09	8302	8366
06/30/09	9414	9492
09/30/09	10624	10720
12/31/09	11277	11390
03/31/10	11429	11551
06/30/10	9923	10025
09/30/10	11240	11364
12/31/10	13727	13893
03/31/11	16114	16319
06/30/11	15281	15482
09/30/11	11922	12073
12/31/11	14136	14325
03/31/12	14732	14937
06/30/12	13701	13895
09/30/12	15223	15445
12/31/12	14872	15098
03/31/13	16599	16860
06/30/13	16477	16742
09/30/13	17509	17799
12/31/13	18763	19087
03/31/14	18984	19324
06/30/14	21446	21848
09/30/14	19504	19866
12/31/14	17150	17469
03/31/15	16868	17188
6/30/2015	16499	16810
9/30/2015	13552	13794

Past performance is no guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Energy Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

DESCRIPTION	EXXON MOBIL CORP.	CHEVRON CORP.	SCHLUMBERGER, LTD.	KINDER MORGAN, INC.	EOG RESOURCES, INC.

MARKET VALUE	$1,915,451,838	1,388,085,357	833,933,237	455,760,113	446,406,179

% OF NET ASSETS	17.3	12.5	7.5	4.1	4.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Financial Select Sector SPDR Fund —
Management’s Discussion of Fund Performance

The Financial Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in The Financial Select Sector Index (the “Index”). In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −0.39%, and the total return for the Index was −0.33%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, small security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) primarily contributed to the difference between the Fund’s performance and that of the Index.

The financial sector outperformed the broader S&P 500® Index in the fourth quarter of 2014, driven by a strong earnings season, better than expected macroeconomic data, and easy monetary policy. Sector performance was negative in the first quarter of 2015 as comments from Federal Reserve officials were generally dovish in respect of potential interest rate hikes. Banks are a potential beneficiary of higher rates and, despite broader stock market weakness during the second quarter of 2015, the S&P 500 financial sector was actually up. Unfortunately, in the last quarter of the Reporting Period, the major U.S. equity indexes posted their worst quarterly return in several years as worries mounted about the health of the global economy. The U.S. equity market erased all of its calendar year-to-date gains on these concerns. Weak macro and earnings reports, falling oil prices, China’s unexpected currency devaluation, and uncertainty around when the Federal Reserve will start raising rates weighed on the markets, thereby resulting in returns of −6.72% and −6.44% in the financial sector and the S&P 500, respectively.

On an individual security level, the top positive contributors to the Fund’s performance were Simon Property Group, Inc., Chubb Corporation, and Public Storage. The top negative contributors to the Fund’s performance were American Express Company, Berkshire Hathaway Inc. Class B, and Bank of America Corporation.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

The Financial Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Financial Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as amended October 8, 2015) is 0.14%. Fund returns at Net Asset Value shown in the table below for the Three years, Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	FINANCIAL	NET ASSET	MARKET	FINANCIAL
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

ONE YEAR	−0.39%	−0.39%	−0.33%	−0.39%	−0.39%	−0.33%

THREE YEARS	53.14%	53.10%	53.81%	15.27%	15.26%	15.43%

FIVE YEARS	71.78%	71.74%	73.20%	11.43%	11.42%	11.61%

TEN YEARS	−5.22%	−5.18%	−4.13%	−0.53%	−0.53%	−0.42%

The Financial Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	Financial Select
	Sector SPDR	Financial Select
	Fund(a)	Sector Index(b)
09/30/05	10000	10000
12/31/05	10815	10824
03/31/06	11157	11176
06/30/06	11137	11161
09/30/06	12016	12053
12/31/06	12852	12905
03/31/07	12479	12538
06/30/07	12736	12803
09/30/07	12185	12258
12/31/07	10440	10501
03/31/08	8984	9035
06/30/08	7345	7379
09/30/08	7403	7442
12/31/08	4676	4697
03/31/09	3336	3344
06/30/09	4531	4538
09/30/09	5685	5695
12/31/09	5494	5507
03/31/10	6103	6122
06/30/10	5291	5305
09/30/10	5518	5535
12/31/10	6152	6178
03/31/11	6337	6365
06/30/11	5959	5989
09/30/11	4604	4624
12/31/11	5097	5125
03/31/12	6216	6255
06/30/12	5790	5828
09/30/12	6189	6233
12/31/12	6550	6602
03/31/13	7294	7356
06/30/13	7818	7889
09/30/13	8042	8116
12/31/13	8867	8954
03/31/14	9094	9188
06/30/14	9299	9399
09/30/14	9515	9618
12/31/14	10199	10315
03/31/15	9987	10103
6/30/2015	10156	10277
9/30/2015	9478	9587

Past performance is no guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Financial Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

	BERKSHIRE HATHAWAY,		JPMORGAN	BANK OF AMERICA
DESCRIPTION	INC. (CLASS B)	WELLS FARGO & CO.	CHASE & CO.	CORP.	CITIGROUP, INC.

MARKET VALUE	$1,463,457,814	1,437,094,040	1,350,805,227	977,142,218	894,491,865

% OF NET ASSETS	8.7	8.6	8.0	5.8	5.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Health Care Select Sector SPDR Fund —
Management’s Discussion of Fund Performance

The Health Care Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in The Health Care Select Sector Index (the “Index”). In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was 5.22%, and the total return for the Index was 5.30%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, cumulative security misweights and the Fund’s cash position primarily contributed to the difference between the Fund’s performance and that of the Index.

A number of factors contributed to the Fund’s positive return over the Reporting Period. One of the more significant of these factors revolved around the growing subscriber numbers for health insurance under the Affordable Care Act, with the Congressional Budget Office estimating that there will be 13 million subscribers in 2015. General expectations are that this subscriber growth will lead to an appreciable demand increase for the products and services for many of the companies held by the Fund. Also contributing to increased demand expectations was the ongoing aging of the American population, which is anticipated to lead to growth in the medical products, pharmaceuticals and medical services markets. Another factor positively impacting the Fund’s return was continuing growth in both the pharmaceutical pipeline and approved pharmaceuticals for many of the Fund’s holdings. Similarly, improved cost structures and strong revenue growth helped a number of the Fund’s stocks improve their profitability. Conversely, several of the Fund’s holdings were hurt by a strong U.S. dollar, which led to a negative currency impact on their non-U.S. sales and revenues.

On an individual security level, the top positive contributors to the Fund’s performance were UnitedHealth Group Incorporated, Allergan, Inc., and Bristol-Myers Squibb Company. The top negative contributors to the Fund’s performance were Gilead Sciences, Inc., Merck & Co., Inc., and Johnson & Johnson.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

The Health Care Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Health Care Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as amended October 8, 2015) is 0.14%. Fund returns at Net Asset Value shown in the table below for the Three years, Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	HEALTH CARE	NET ASSET	MARKET	HEALTH CARE
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

ONE YEAR	5.22%	5.07%	5.30%	5.22%	5.07%	5.30%

THREE YEARS	73.22%	73.09%	74.10%	20.10%	20.07%	20.30%

FIVE YEARS	137.36%	137.11%	139.58%	18.87%	18.85%	19.09%

TEN YEARS	151.82%	151.68%	156.50%	9.68%	9.67%	9.88%

The Health Care Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	Health Care	Health Care
	Select Sector	Select Sector
	SPDR Fund(a)	Index(b)
09/30/05	10000	10000
12/31/05	10144	10151
03/31/06	10261	10274
06/30/06	9734	9752
09/30/06	10717	10745
12/31/06	10864	10898
03/31/07	10962	11002
06/30/07	11513	11562
09/30/07	11628	11684
12/31/07	11617	11678
03/31/08	10262	10318
06/30/08	10132	10193
09/30/08	10169	10233
12/31/08	8927	8985
03/31/09	8219	8271
06/30/09	8954	9017
09/30/09	9804	9880
12/31/09	10695	10778
03/31/10	11063	11156
06/30/10	9758	9839
09/30/10	10609	10706
12/31/10	11008	11113
03/31/11	11627	11743
06/30/11	12534	12668
09/30/11	11266	11385
12/31/11	12375	12517
03/31/12	13490	13654
06/30/12	13709	13883
09/30/12	14537	14733
12/31/12	14544	14748
03/31/13	16828	17078
06/30/13	17477	17744
09/30/13	18665	18961
12/31/13	20542	20882
03/31/14	21733	22105
06/30/14	22702	23102
09/30/14	23932	24361
12/31/14	25716	26189
03/31/15	27409	27916
6/30/2015	28175	28707
9/30/2015	25182	25650

Past performance is no guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Health Care Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

DESCRIPTION	JOHNSON & JOHNSON	PFIZER, INC.	GILEAD SCIENCES, INC.	MERCK & CO., INC.	ALLERGAN PLC

MARKET VALUE	$1,330,702,009	997,816,672	741,820,050	716,147,937	580,692,166

% OF NET ASSETS	10.3	7.8	5.8	5.6	4.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Industrial Select Sector SPDR Fund —
Management’s Discussion of Fund Performance

The Industrial Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in The Industrial Select Sector Index (the “Index”). In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −4.09%, and the total return for the Index was −4.01%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, a slight cash drag, and security misweights primarily contributed to the difference between the Fund’s performance and that of the Index.

The performance of the industrial sector trailed the performance of the broader market over the Reporting Period (S&P 500® Index −0.61%). Aerospace and defense companies continued to perform well due to a combination of technological innovations, cost-cutting programs, acquisitions, and heightened geopolitical risks. Industrial conglomerates also enjoyed strong performance, with mergers and acquisitions playing a big role in the industry’s contribution to the Fund’s return. During the Reporting Period, the US dealt with several periods of market uncertainty due to the slowdown of the Chinese economy, continued geopolitical tensions surrounding Ukraine, and the prolonged Greece bailout negotiations. Heavy machinery companies suffered from declining infrastructure and construction spending in emerging-market nations. Lower commodities prices also reduced demand from mining companies which machinery companies rely on to a significant extent. Railroad companies were also hurt by an accelerated decline in high margin coal shipments as low energy prices encouraged utilities to switch to burning cheaper natural gas.

On an individual security level, the top positive contributors to the Fund’s performance were Lockheed Martin Corporation, Northrop Grumman Corporation, and Delta Air Lines, Inc. The top negative contributors to the Fund’s performance were United Technologies Corporation, Union Pacific Corporation, and Caterpillar Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

The Industrial Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Industrial Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as amended October 8, 2015) is 0.14%. Fund returns at Net Asset Value shown in the table below for the Three years, Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	INDUSTRIAL	NET ASSET	MARKET	INDUSTRIAL
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

ONE YEAR	−4.09%	−4.14%	−4.01%	−4.09%	−4.14%	−4.01%

THREE YEARS	45.17%	45.18%	45.87%	13.23%	13.23%	13.41%

FIVE YEARS	76.91%	76.89%	78.52%	12.09%	12.08%	12.29%

TEN YEARS	103.94%	103.87%	107.54%	7.39%	7.38%	7.57%

The Industrial Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	Industrial Select
	Sector SPDR	Industrial Select
	Fund(a)	Sector Index(b)
09/30/05	10000	10000
12/31/05	10493	10501
03/31/06	11321	11339
06/30/06	11364	11386
09/30/06	11251	11281
12/31/06	11920	11961
03/31/07	12127	12175
06/30/07	13334	13398
09/30/07	14050	14126
12/31/07	13494	13573
03/31/08	12861	12943
06/30/08	11850	11919
09/30/08	10741	10801
12/31/08	8248	8294
03/31/09	6607	6634
06/30/09	7879	7922
09/30/09	9532	9592
12/31/09	10114	10184
03/31/10	11395	11484
06/30/10	10062	10138
09/30/10	11528	11626
12/31/10	12910	13034
03/31/11	14012	14156
06/30/11	13924	14075
09/30/11	10989	11104
12/31/11	12778	12924
03/31/12	14222	14393
06/30/12	13612	13780
09/30/12	14048	14228
12/31/12	14677	14867
03/31/13	16237	16458
06/30/13	16671	16909
09/30/13	18220	18489
12/31/13	20612	20934
03/31/14	20735	21069
06/30/14	21532	21891
09/30/14	21264	21623
12/31/14	22766	23165
03/31/15	22565	22966
6/30/2015	21984	22377
9/30/2015	20394	20754

Past performance is no guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Industrial Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

	GENERAL ELECTRIC			UNION PACIFIC	HONEYWELL
DESCRIPTION	CO.	3M CO.	BOEING CO.	CORP.	INTERNATIONAL, INC.

MARKET VALUE	$669,406,894	322,341,457	310,054,243	296,368,356	277,280,064

% OF NET ASSETS	10.7	5.2	5.0	4.7	4.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Materials Select Sector SPDR Fund —
Management’s Discussion of Fund Performance

The Materials Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in The Materials Select Sector Index (the “Index”). In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was −17.75%, and the total return for the Index was −17.70%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, income from securities lending, cash drag, transaction costs, compounding differences resulting from performance volatility, and slight variations between the Fund’s holdings and Index constituents primarily contributed to the difference between the Fund’s performance and that of the Index.

The materials sector was one of the worst performing sectors in the S&P 500® Index for the fiscal year. The return of the materials sector was below that of the broader S&P 500® Index. Due to its sensitivity to changes in supply and demand of raw materials, the materials sector was hurt by the decrease in consumer demand during the fiscal year. Within the materials sector, the construction materials industry was the strongest performing industry, while the chemicals industry detracted the most from performance due to the combination of its large weight in the sector and its weak performance. Metals & mining was the weakest performing industry within the materials sector for the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance were Vulcan Materials Company, Sealed Air Corporation, and MeadWestvaco Corporation. The top negative contributors to the Fund’s performance were Monsanto Company, E. I. du Pont de Nemours and Company, and Freeport-McMoRan, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

The Materials Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Materials Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as amended October 8, 2015) is 0.14%. Fund returns at Net Asset Value shown in the table below for the Three years, Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	MATERIALS	NET ASSET	MARKET	MATERIALS
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

ONE YEAR	−17.75%	−17.77%	−17.70%	−17.75%	−17.77%	−17.70%

THREE YEARS	15.92%	15.98%	16.58%	5.05%	5.06%	5.25%

FIVE YEARS	35.90%	35.97%	37.29%	6.33%	6.34%	6.54%

TEN YEARS	84.63%	83.74%	87.78%	6.32%	6.27%	6.50%

The Materials Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	Materials Select
	Sector SPDR	Materials Select
	Fund(a)	Sector Index(b)
09/30/05	10000	10000
12/31/05	11106	11123
03/31/06	11934	11963
06/30/06	11889	11920
09/30/06	11813	11851
12/31/06	13139	13194
03/31/07	14333	14377
06/30/07	15337	15394
09/30/07	16062	16132
12/31/07	16028	16107
03/31/08	15539	15626
06/30/08	16138	16229
09/30/08	12917	12969
12/31/08	8977	9001
03/31/09	8810	8834
06/30/09	10296	10336
09/30/09	12420	12477
12/31/09	13329	13401
03/31/10	13706	13790
06/30/10	11502	11568
09/30/10	13586	13677
12/31/10	16047	16174
03/31/11	16766	16909
06/30/11	16579	16745
09/30/11	12438	12550
12/31/11	14287	14430
03/31/12	15832	16001
06/30/12	15184	15347
09/30/12	15927	16108
12/31/12	16393	16594
03/31/13	17198	17415
06/30/13	16923	17152
09/30/13	18650	18915
12/31/13	20627	20935
03/31/14	21204	21533
06/30/14	22380	22738
09/30/14	22447	22816
12/31/14	22135	22508
03/31/15	22336	22722
6/30/2015	22233	22622
9/30/2015	18463	18778

Past performance is no guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Materials Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

	DOW CHEMICAL	E.I. DU PONT DE		LYONDELLBASELL INDUSTRIES NV
DESCRIPTION	CO.	NEMOURS & CO.	MONSANTO CO.	(CLASS A)	PRAXAIR, INC.

MARKET VALUE	$199,803,810	177,462,133	162,450,835	126,418,441	118,738,609

% OF NET ASSETS	10.3	9.1	8.4	6.5	6.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Technology Select Sector SPDR Fund —
Management’s Discussion of Fund Performance

The Technology Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Technology Select Sector Index (the “Index”). In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was 1.04%, and the total return for the Index was 1.16%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses of the fund, the effects of cash holdings on the fund performance and the cumulative effect of small weight differences between the securities in the Fund and the index contributed to the difference between the Fund’s performance and that of the Index.

The Fund had a positive return for the Reporting Period. The Fund had positive performance in the last calendar quarter of 2014, driven by a strong earnings season, better than expected macroeconomic data and easy monetary policy. The Fund’s performance was also positive relative to the overall market which had negative returns for the Reporting Period. Ongoing demand for mobile electronics products also helped contribute to the Fund’s positive performance. Tapping into the nascent fields of monetizing social media technologies (where some companies have access to over a billion users) and electronic payment processing (where 85% of all global transactions are still conducted in cash) also helped add to the Fund’s positive performance. The Fund continued to have positive performance in the first calendar half of 2015, although the performance was muted in comparison to the last calendar quarter of 2014. During the first calendar half of 2015, healthy earnings data, accommodative monetary policy and increased mergers and acquisitions activity was offset by concerns around Greece’s debt crisis and increased unrest in the Middle East. The economic downturn in the fourth quarter of the Reporting Period contributed to negative performance in the Fund, as many chip makers saw a decline in demand for various semiconductor and microprocessor chip products.

On an individual security level, the top positive contributors to the Fund’s performance were Apple Inc., Visa Inc. Class A, and Facebook, Inc. Class A. The top negative contributors to the Fund’s performance were Micron Technology, Inc., QUALCOMM Incorporated, and International Business Machines Corporation.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

The Technology Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Technology Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as amended October 8, 2015) is 0.14%. Fund returns at Net Asset Value shown in the table below for the Three years, Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	TECHNOLOGY	NET ASSET	MARKET	TECHNOLOGY
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

ONE YEAR	1.04%	0.89%	1.16%	1.04%	0.89%	1.16%

THREE YEARS	35.74%	35.60%	36.48%	10.72%	10.68%	10.92%

FIVE YEARS	87.37%	87.07%	89.32%	13.38%	13.34%	13.62%

TEN YEARS	119.35%	118.97%	123.65%	8.17%	8.15%	8.38%

The Technology Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	Technology Select	Technology Select
	Sector SPDR	Sector Index
	Fund (a)	(b)
09/30/05	10000	10000
12/31/05	10082	10094
03/31/06	10667	10687
06/30/06	9775	9797
09/30/06	10620	10651
12/31/06	11304	11339
03/31/07	11336	11384
06/30/07	12454	12514
09/30/07	13146	13205
12/31/07	13022	13085
03/31/08	11049	11101
06/30/08	11194	11250
09/30/08	9771	9818
12/31/08	7632	7667
03/31/09	7781	7822
06/30/09	9085	9140
09/30/09	10455	10530
12/31/09	11520	11611
03/31/10	11630	11727
06/30/10	10341	10425
09/30/10	11707	11814
12/31/10	12858	12989
03/31/11	13339	13483
06/30/11	13211	13361
09/30/11	12171	12311
12/31/11	13201	13364
03/31/12	15683	15893
06/30/12	15011	15215
09/30/12	16159	16388
12/31/12	15243	15463
03/31/13	16024	16265
06/30/13	16264	16515
09/30/13	17127	17401
12/31/13	19202	19527
03/31/14	19601	19941
06/30/14	20786	21160
09/30/14	21709	22108
12/31/14	22611	23035
03/31/15	22793	23229
6/30/2015	22857	23301
9/30/2015	21935	22365

Past performance is no guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Technology Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

			FACEBOOK, INC.		ALPHABET, INC.
DESCRIPTION	APPLE, INC.	MICROSOFT CORP.	(CLASS A)	AT&T, INC.	(CLASS A)

MARKET VALUE	$1,843,463,313	1,037,451,833	595,375,965	587,319,302	542,366,174

% OF NET ASSETS	16.2	9.1	5.2	5.2	4.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Utilities Select Sector SPDR Fund —
Management’s Discussion of Fund Performance

The Utilities Select Sector SPDR Fund (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in The Utilities Select Sector Index (the “Index”). In seeking this objective, the Fund uses a replication strategy.

For the 12-month period ended September 30, 2015 (the “Reporting Period”), the total return for the Fund was 6.51%, and the total return for the Index was 6.64%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, cumulative security misweights and the Fund’s cash position primarily contributed to the difference between the Fund’s performance and that of the Index.

During the Reporting Period, the utilities sector was helped by both its perceived relative safety and its potential for relatively high dividend yield. Dividend yield has been particularly attractive to investors as interest rates have continued to stay low and the Federal Reserve has remained on the sidelines in terms of any increases to the federal funds rate. The utility sector’s return has also been helped by increased demand for energy associated with both improvements in the business environment and a noticeable pick up in residential construction. Similarly, revenues for many utility companies were positively impacted by increased electricity demand caused by a warmer than normal summer in many parts of the United States. Additionally, the U.S. centric nature of the utilities sector became more appealing to investors as global volatility picked up during parts of 2015. Conversely, increasing U.S. regulatory concerns, mainly environmental, continued to weigh on many companies held by the Fund.

On an individual security level, the top positive contributors to the Fund’s performance were PG&E Corporation, Consolidated Edison, Inc., and American Electric Power Company, Inc. The top negative contributors to the Fund’s performance were Exelon Corporation, AES Corporation, and NRG Energy, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

The Utilities Select Sector SPDR Fund —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.sectorspdrs.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for The Utilities Select Sector SPDR Fund as stated in the Fees and Expenses table of the prospectus dated January 31, 2015 (as amended October 8, 2015) is 0.14%. Fund returns at Net Asset Value shown in the table below for the Three years, Five years and Ten years reflect the impact of a fee waiver and without this waiver returns would have been lower.

PERFORMANCE AS OF SEPTEMBER 30, 2015

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	UTILITIES	NET ASSET	MARKET	UTILITIES
	VALUE	VALUE	SELECT SECTOR INDEX	VALUE	VALUE	SELECT SECTOR INDEX

ONE YEAR	6.51%	6.47%	6.64%	6.51%	6.47%	6.64%

THREE YEARS	32.87%	32.85%	33.65%	9.94%	9.93%	10.15%

FIVE YEARS	67.08%	67.11%	68.95%	10.81%	10.82%	11.06%

TEN YEARS	86.61%	86.58%	90.55%	6.44%	6.44%	6.66%

The Utilities Select Sector SPDR Fund —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	Utilities Select
	Sector SPDR	Utilities Select
	Fund(a)	Sector Index(b)
09/30/05	10000	10000
12/31/05	9448	9452
03/31/06	9334	9343
06/30/06	9855	9874
09/30/06	10449	10477
12/31/06	11395	11436
03/31/07	12441	12498
06/30/07	12391	12450
09/30/07	12625	12693
12/31/07	13572	13652
03/31/08	12219	12295
06/30/08	13181	13273
09/30/08	10808	10873
12/31/08	9624	9681
03/31/09	8580	8627
06/30/09	9430	9493
09/30/09	10004	10077
12/31/09	10720	10809
03/31/10	10338	10430
06/30/10	9951	10038
09/30/10	11169	11278
12/31/10	11284	11401
03/31/11	11587	11717
06/30/11	12291	12437
09/30/11	12468	12625
12/31/11	13485	13669
03/31/12	13263	13450
06/30/12	14119	14328
09/30/12	14045	14259
12/31/12	13634	13849
03/31/13	15392	15651
06/30/13	14972	15228
09/30/13	14997	15254
12/31/13	15406	15678
03/31/14	16950	17267
06/30/14	18256	18613
09/30/14	17521	17869
12/31/14	19812	20227
03/31/15	18792	19185
6/30/2015	17707	18074
9/30/2015	18661	19055

Past performance is no guarantee of future results.
Index returns are unmanaged and do not reflect the deduction of any fees or expenses. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Utilities Select Sector SPDR Fund —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2015

					AMERICAN ELECTRIC
DESCRIPTION	DUKE ENERGY CORP.	NEXTERA ENERGY, INC.	DOMINION RESOURCES, INC.	SOUTHERN CO.	POWER CO., INC.

MARKET VALUE	$569,600,273	559,625,328	521,563,166	506,337,998	349,390,712

% OF NET ASSETS	8.6	8.4	7.9	7.6	5.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2015*

*	The Fund’s industry breakdown is expressed as a percentage of total common stock and may change over time.

The Consumer Discretionary Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUTO COMPONENTS — 3.0%
BorgWarner, Inc.	1,025,569	$42,653,415
Delphi Automotive PLC	1,297,467	98,659,391
Goodyear Tire & Rubber Co.	1,222,799	35,864,694
Johnson Controls, Inc.	2,983,994	123,417,992

		300,595,492

AUTOMOBILES — 4.8%
Ford Motor Co.	17,782,657	241,310,656
General Motors Co.	6,571,503	197,276,520
Harley-Davidson, Inc. (a)	947,658	52,026,424

		490,613,600

DISTRIBUTORS — 0.6%
Genuine Parts Co. (a)	689,804	57,177,854

DIVERSIFIED CONSUMER SERVICES — 0.5%
H&R Block, Inc.	1,260,401	45,626,516

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (b)
AT&T, Inc.	3,675	119,731

HOTELS, RESTAURANTS & LEISURE — 14.3%
Carnival Corp.	2,111,170	104,925,149
Chipotle Mexican Grill, Inc. (c)	142,113	102,356,888
Darden Restaurants, Inc.	520,749	35,692,136
Marriott International, Inc. (Class A) (a)	910,108	62,069,366
McDonald’s Corp.	4,297,556	423,438,193
Royal Caribbean Cruises, Ltd. (a)	782,368	69,701,165
Starbucks Corp.	6,771,979	384,919,286
Starwood Hotels & Resorts Worldwide, Inc.	774,577	51,493,879
Wyndham Worldwide Corp.	544,164	39,125,392
Wynn Resorts, Ltd. (a)	369,508	19,628,265
Yum! Brands, Inc.	1,967,259	157,282,357

		1,450,632,076

HOUSEHOLD DURABLES — 3.4%
D.R. Horton, Inc.	1,489,622	43,735,302
Garmin, Ltd.	546,779	19,618,430
Harman International Industries, Inc.	322,453	30,952,263
Leggett & Platt, Inc.	624,595	25,764,544
Lennar Corp. (Class A) (a)	793,693	38,200,444
Mohawk Industries, Inc. (c)	289,945	52,709,101
Newell Rubbermaid, Inc.	1,217,946	48,364,636
Pulte Group, Inc.	1,487,564	28,070,333
Whirlpool Corp.	356,495	52,497,454

		339,912,507

INTERNET & CATALOG RETAIL — 14.5%
Amazon.com, Inc. (c)	1,749,599	895,602,232
Expedia, Inc.	456,409	53,710,211
NetFlix, Inc. (a)(c)	1,943,414	200,676,930
Priceline Group, Inc. (c)	231,356	286,154,982
TripAdvisor, Inc. (a)(c)	515,080	32,460,342

		1,468,604,697

LEISURE PRODUCTS — 0.7%
Hasbro, Inc. (a)	507,732	36,627,787
Mattel, Inc. (a)	1,533,518	32,295,889

		68,923,676

MEDIA — 24.4%
Cablevision Systems Corp. (Class A)	999,277	32,446,524
CBS Corp. (Class B)	2,027,841	80,910,856
Comcast Corp. (Class A)	9,647,336	548,740,472
Comcast Corp. (Special Class A)	1,679,677	96,144,711
Discovery Communications, Inc. (Class A) (a)(c)	676,113	17,599,221
Discovery Communications, Inc. (Class C) (c)	1,183,538	28,748,138
Interpublic Group of Cos., Inc.	1,871,793	35,807,400
News Corp. (Class A)	1,744,163	22,011,337
News Corp. (Class B) (a)	486,412	6,235,802
Omnicom Group, Inc. (a)	1,107,395	72,977,331
Scripps Networks Interactive (Class A) (a)	430,828	21,192,429
TEGNA, Inc.	1,028,299	23,023,615
Time Warner Cable, Inc.	1,291,004	231,567,387
Time Warner, Inc.	3,721,377	255,844,669
Twenty-First Century Fox, Inc. (Class A)	5,535,824	149,356,532
Twenty-First Century Fox, Inc. (Class B)	1,994,645	53,995,040
Viacom, Inc. (Class B)	1,585,654	68,420,970
Walt Disney Co.	7,084,618	724,047,960

		2,469,070,394

MULTILINE RETAIL — 5.5%
Dollar General Corp.	1,346,736	97,557,556
Dollar Tree, Inc. (a)(c)	1,070,254	71,343,132
Kohl’s Corp. (a)	896,811	41,531,317
Macy’s, Inc.	1,510,240	77,505,517
Nordstrom, Inc.	639,080	45,828,427
Target Corp.	2,867,537	225,560,460

		559,326,409

SPECIALTY RETAIL — 20.5%
Advance Auto Parts, Inc.	331,669	62,861,226
AutoNation, Inc. (c)	356,992	20,769,794
AutoZone, Inc. (c)	140,860	101,958,694
Bed Bath & Beyond, Inc. (a)(c)	776,606	44,282,074
Best Buy Co., Inc. (a)	1,399,465	51,948,141
CarMax, Inc. (a)(c)	948,439	56,261,401
GameStop Corp. (Class A) (a)	483,727	19,934,390
Gap, Inc. (a)	1,086,602	30,968,157
Home Depot, Inc.	5,859,072	676,664,225
L Brands, Inc.	1,171,580	105,594,505
Lowe’s Cos., Inc.	4,227,737	291,375,634
O’Reilly Automotive, Inc. (c)	453,548	113,387,000
Ross Stores, Inc.	1,887,731	91,498,322
Signet Jewelers, Ltd.	364,112	49,566,566
Staples, Inc.	2,903,794	34,061,504
Tiffany & Co.	509,378	39,334,169
TJX Cos., Inc.	3,084,184	220,272,421
Tractor Supply Co. (a)	618,377	52,141,549
Urban Outfitters, Inc. (a)(c)	441,528	12,972,093

		2,075,851,865

See accompanying notes to financial statements.

The Consumer Discretionary Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 7.6%
Coach, Inc. (a)	1,252,354	$36,230,601
Fossil Group, Inc. (a)(c)	194,721	10,881,010
Hanesbrands, Inc.	1,836,173	53,138,847
Michael Kors Holdings, Ltd. (c)	882,696	37,285,079
NIKE, Inc. (Class B)	3,093,592	380,419,008
PVH Corp.	374,763	38,203,340
Ralph Lauren Corp.	273,858	32,359,061
Under Armour, Inc. (Class A) (a)(c)	820,381	79,396,473
V.F. Corp.	1,553,437	105,959,938

		773,873,357

TOTAL COMMON STOCKS —
(Cost $10,486,324,874)		10,100,328,174

SHORT TERM INVESTMENTS — 3.8%
MONEY MARKET FUNDS — 3.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	369,001,158	369,001,158
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (e)(f)	10,764,088	10,764,088

TOTAL SHORT TERM INVESTMENTS —
(Cost $379,765,246)		379,765,246

TOTAL INVESTMENTS — 103.6% (g)
(Cost $10,866,090,120)		10,480,093,420
OTHER ASSETS & LIABILITIES — (3.6)%		(362,451,908)

NET ASSETS — 100.0%		$10,117,641,512

(a)	A portion of the security was on loan at September 30, 2015.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Non-income producing security
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	The values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

The Consumer Staples Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.6%
BEVERAGES — 20.7%
Brown-Forman Corp. (Class B)	538,325	$52,163,693
Coca-Cola Co.	16,849,510	676,002,341
Coca-Cola Enterprises, Inc.	1,096,593	53,020,272
Constellation Brands, Inc. (Class A)	1,116,011	139,735,737
Dr. Pepper Snapple Group, Inc.	977,312	77,256,514
Molson Coors Brewing Co. (Class B)	862,075	71,569,466
Monster Beverage Corp. (a)	757,057	102,308,683
PepsiCo, Inc.	3,623,964	341,739,805

		1,513,796,511

FOOD & STAPLES RETAILING — 25.5%
Costco Wholesale Corp.	1,973,424	285,297,908
CVS Health Corp.	4,929,192	475,568,444
Kroger Co.	4,726,216	170,474,611
Sysco Corp. (b)	2,602,744	101,428,934
Wal-Mart Stores, Inc.	6,797,582	440,755,217
Walgreens Boots Alliance, Inc.	4,007,822	333,050,008
Whole Foods Market, Inc. (b)	1,708,769	54,082,539

		1,860,657,661

FOOD PRODUCTS — 18.4%
Archer-Daniels-Midland Co.	2,848,332	118,063,361
Campbell Soup Co. (b)	991,128	50,230,367
ConAgra Foods, Inc.	2,156,239	87,349,242
General Mills, Inc.	2,746,344	154,152,289
Hershey Co.	728,413	66,926,586
Hormel Foods Corp.	821,720	52,023,093
J.M. Smucker Co.	533,943	60,917,557
Kellogg Co.	1,249,872	83,178,982
Keurig Green Mountain, Inc. (b)	518,938	27,057,427
Kraft Heinz Co.	2,552,491	180,154,815
McCormick & Co., Inc. (b)	601,260	49,411,547
Mead Johnson Nutrition Co.	955,593	67,273,747
Mondelez International, Inc. (Class A)	6,535,643	273,647,372
Tyson Foods, Inc. (Class A)	1,726,438	74,409,478

		1,344,795,863

HOUSEHOLD PRODUCTS — 18.5%
Clorox Co.	652,663	75,402,157
Colgate-Palmolive Co.	4,007,218	254,298,054
Kimberly-Clark Corp.	1,650,554	179,976,408
Procter & Gamble Co.	11,675,915	839,965,325

		1,349,641,944

PERSONAL PRODUCTS — 1.2%
Estee Lauder Cos., Inc. (Class A)	1,107,093	89,320,263

TOBACCO — 15.3%
Altria Group, Inc.	7,627,913	414,958,467
Philip Morris International, Inc.	6,673,221	529,386,622
Reynolds American, Inc.	3,976,314	176,031,421

		1,120,376,510

TOTAL COMMON STOCKS —
(Cost $7,685,981,637)		7,278,588,752

SHORT TERM INVESTMENTS — 2.3%
MONEY MARKET FUNDS — 2.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	158,430,802	158,430,802
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(e)	5,839,455	5,839,455

TOTAL SHORT TERM INVESTMENTS —
(Cost $164,270,257)		164,270,257

TOTAL INVESTMENTS — 101.9% (f)
(Cost $7,850,251,894)		7,442,859,009
OTHER ASSETS & LIABILITIES — (1.9)%		(136,985,177)

NET ASSETS — 100.0%		$7,305,873,832

(a)	Non-income producing security
(b)	A portion of the security was on loan at September 30, 2015.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ENERGY EQUIPMENT & SERVICES — 18.3%
Baker Hughes, Inc.	5,289,594	$275,270,472
Cameron International Corp. (a)	2,806,706	172,107,212
Diamond Offshore Drilling, Inc. (b)	1,009,631	17,466,616
Ensco PLC (Class A) (b)	2,145,833	30,213,329
FMC Technologies, Inc. (a)(b)	3,795,925	117,673,675
Halliburton Co.	9,372,687	331,324,485
Helmerich & Payne, Inc. (b)	985,569	46,577,991
National Oilwell Varco, Inc. (b)	4,459,000	167,881,350
Schlumberger, Ltd.	12,091,246	833,933,237
Transocean, Ltd. (b)	3,127,030	40,401,227

		2,032,849,594

OIL, GAS & CONSUMABLE FUELS — 81.5%
Anadarko Petroleum Corp.	5,409,741	326,694,259
Apache Corp.	3,977,158	155,745,507
Cabot Oil & Gas Corp.	8,204,379	179,347,725
Chesapeake Energy Corp. (b)	6,289,796	46,104,205
Chevron Corp. (b)	17,597,431	1,388,085,357
Cimarex Energy Co.	864,942	88,639,256
Columbia Pipeline Group, Inc.	2,894,760	52,945,160
ConocoPhillips (b)	8,334,846	399,739,214
CONSOL Energy, Inc. (b)	3,349,662	32,826,688
Devon Energy Corp.	4,080,451	151,343,928
EOG Resources, Inc.	6,131,953	446,406,179
EQT Corp.	1,394,794	90,340,807
Exxon Mobil Corp. (b)	25,762,634	1,915,451,838
Hess Corp.	2,743,992	137,364,240
Kinder Morgan, Inc. (b)	16,465,322	455,760,113
Marathon Oil Corp. (b)	7,256,926	111,756,660
Marathon Petroleum Corp.	4,907,743	227,375,733
Murphy Oil Corp. (b)	2,017,119	48,814,280
Newfield Exploration Co. (a)	1,490,626	49,041,595
Noble Energy, Inc.	5,334,100	160,983,138
Occidental Petroleum Corp.	6,105,428	403,874,062
ONEOK, Inc.	1,911,343	61,545,245
Phillips 66	4,374,624	336,146,108
Pioneer Natural Resources Co. (b)	3,094,746	376,444,904
Range Resources Corp. (b)	2,435,108	78,215,669
Southwestern Energy Co. (a)(b)	4,529,916	57,484,634
Spectra Energy Corp. (b)	8,242,312	216,525,536
Tesoro Corp.	3,543,662	344,585,693
Valero Energy Corp.	6,353,637	381,853,584
Williams Cos., Inc.	8,816,799	324,899,043

		9,046,340,360

TOTAL COMMON STOCKS —
(Cost $16,294,494,302)		11,079,189,954

SHORT TERM INVESTMENTS — 5.4%
MONEY MARKET FUNDS — 5.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	588,776,881	588,776,881
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(e)	9,735,578	9,735,578

TOTAL SHORT TERM INVESTMENTS —
(Cost $598,512,459)		598,512,459

TOTAL INVESTMENTS — 105.2% (f)
(Cost $16,893,006,761)		11,677,702,413
OTHER ASSETS & LIABILITIES — (5.2)%		(574,181,715)

NET ASSETS — 100.0%		$11,103,520,698

(a)	Non-income producing security
(b)	All or a portion of the security was on loan at September 30, 2015.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

The Financial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BANKS — 36.4%
Bank of America Corp.	62,717,729	$977,142,218
BB&T Corp.	4,671,530	166,306,468
Citigroup, Inc.	18,030,475	894,491,865
Comerica, Inc.	1,065,947	43,810,422
Fifth Third Bancorp	4,811,277	90,981,248
Huntington Bancshares, Inc.	4,810,728	50,993,717
JPMorgan Chase & Co.	22,155,244	1,350,805,227
KeyCorp	5,036,767	65,528,339
M & T Bank Corp. (a)	798,211	97,341,831
People’s United Financial, Inc. (a)	1,857,472	29,218,035
PNC Financial Services Group, Inc.	3,076,322	274,407,922
Regions Financial Corp.	7,934,923	71,493,656
SunTrust Banks, Inc.	3,104,591	118,719,560
U.S. Bancorp	9,916,501	406,675,706
Wells Fargo & Co.	27,986,252	1,437,094,040
Zions Bancorporation (a)	1,223,562	33,696,897

		6,108,707,151

CAPITAL MARKETS — 12.9%
Affiliated Managers Group, Inc. (a)(b)	325,177	55,602,015
Ameriprise Financial, Inc.	1,067,217	116,465,391
Bank of New York Mellon Corp.	6,626,338	259,421,133
BlackRock, Inc.	768,010	228,459,935
Charles Schwab Corp.	7,183,054	205,148,022
E*TRADE Financial Corp. (b)	1,738,753	45,781,366
Franklin Resources, Inc. (a)	2,316,499	86,312,753
Goldman Sachs Group, Inc.	2,412,384	419,175,844
Invesco, Ltd.	2,568,156	80,203,512
Legg Mason, Inc.	660,366	27,477,829
Morgan Stanley	9,126,308	287,478,702
Northern Trust Corp.	1,311,045	89,360,827
State Street Corp. (a)(c)	2,444,628	164,303,448
T. Rowe Price Group, Inc. (a)	1,533,633	106,587,494

		2,171,778,271

CONSUMER FINANCE — 4.6%
American Express Co.	5,094,655	377,666,776
Capital One Financial Corp.	3,249,406	235,646,923
Discover Financial Services	2,606,390	135,506,216
Navient Corp.	2,237,717	25,151,939

		773,971,854

DIVERSIFIED FINANCIAL SERVICES — 12.7%
Berkshire Hathaway, Inc. (Class B) (b)	11,222,836	1,463,457,814
CME Group, Inc.	2,028,371	188,111,127
Intercontinental Exchange, Inc.	661,769	155,509,097
Leucadia National Corp.	2,025,999	41,046,740
McGraw Hill Financial, Inc.	1,632,720	141,230,280
Moody’s Corp.	1,043,134	102,435,759
Nasdaq, Inc.	708,404	37,779,185

		2,129,570,002

INSURANCE — 16.6%
ACE, Ltd. (a)	1,939,366	200,530,444
Aflac, Inc.	2,579,998	149,975,284
Allstate Corp.	2,397,105	139,607,395
American International Group, Inc.	7,743,679	439,995,841
Aon PLC	1,677,414	148,635,655
Assurant, Inc.	400,342	31,631,021
Chubb Corp.	1,359,193	166,705,021
Cincinnati Financial Corp. (a)	884,679	47,595,730
Genworth Financial, Inc. (Class A) (a)(b)	2,980,241	13,768,713
Hartford Financial Services Group, Inc.	2,484,724	113,750,665
Lincoln National Corp.	1,503,175	71,340,686
Loews Corp. (a)	1,716,231	62,024,588
Marsh & McLennan Cos., Inc.	3,173,744	165,732,912
MetLife, Inc.	6,692,509	315,551,799
Principal Financial Group, Inc. (a)	1,642,231	77,743,216
Progressive Corp.	3,522,904	107,941,779
Prudential Financial, Inc.	2,701,631	205,891,299
Torchmark Corp. (a)	694,949	39,195,124
Travelers Cos., Inc.	1,862,702	185,394,730
Unum Group	1,477,265	47,390,661
XL Group PLC (a)	1,810,267	65,748,897

		2,796,151,460

REAL ESTATE INVESTMENT TRUSTS (REITS) — 16.0%
American Tower Corp.	2,536,100	223,126,078
Apartment Investment & Management Co. (Class A)	936,492	34,668,934
AvalonBay Communities, Inc.	796,627	139,266,332
Boston Properties, Inc.	920,142	108,944,813
Crown Castle International Corp.	1,999,078	157,667,282
Equinix, Inc. (a)	341,274	93,304,312
Equity Residential (a)	2,181,429	163,868,946
Essex Property Trust, Inc.	394,224	88,077,526
General Growth Properties, Inc.	3,492,132	90,690,668
HCP, Inc.	2,772,137	103,262,103
Host Hotels & Resorts, Inc.	4,498,907	71,127,720
Iron Mountain, Inc. (a)	1,150,304	35,682,430
Kimco Realty Corp. (a)	2,475,255	60,470,480
Macerich Co.	804,857	61,829,115
Plum Creek Timber Co., Inc. (a)	1,046,624	41,352,114
ProLogis, Inc.	3,140,736	122,174,630
Public Storage, Inc.	881,106	186,468,463
Realty Income Corp. (a)	1,407,751	66,713,320
Simon Property Group, Inc.	1,853,276	340,483,867
SL Green Realty Corp. (a)	597,040	64,575,846
Ventas, Inc.	1,992,308	111,688,786
Vornado Realty Trust	1,061,921	96,018,897
Welltower, Inc.	2,108,464	142,785,182
Weyerhaeuser Co.	3,080,095	84,209,797

		2,688,457,641

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Group, Inc. (b)	1,739,078	55,650,496

THRIFTS & MORTGAGE FINANCE — 0.2%
Hudson City Bancorp, Inc.	2,887,543	29,366,312

TOTAL COMMON STOCKS —
(Cost $18,013,874,772)		16,753,653,187

See accompanying notes to financial statements.

The Financial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 1.7%
MONEY MARKET FUNDS — 1.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	244,618,359	$244,618,359
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (e)(f)	36,046,018	36,046,018

TOTAL SHORT TERM INVESTMENTS —
(Cost $280,664,377)		280,664,377

TOTAL INVESTMENTS — 101.4% (g)
(Cost $18,294,539,149)		17,034,317,564
OTHER ASSETS & LIABILITIES — (1.4)%		(233,398,125)

NET ASSETS — 100.0%		$16,800,919,439

(a)	A portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security
(c)	Affiliated issuer (Note 3).
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	The values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

The Health Care Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BIOTECHNOLOGY — 24.4%
AbbVie, Inc.	8,523,957	$463,788,500
Alexion Pharmaceuticals, Inc. (a)(b)	1,164,108	182,054,850
Amgen, Inc.	3,903,523	539,935,301
Baxalta, Inc.	2,787,989	87,849,533
Biogen Idec, Inc. (a)	1,237,829	361,210,881
Celgene Corp. (a)	4,069,688	440,218,151
Gilead Sciences, Inc.	7,554,945	741,820,050
Regeneron Pharmaceuticals, Inc. (a)(b)	397,847	185,054,554
Vertex Pharmaceuticals, Inc. (a)	1,257,171	130,921,788

		3,132,853,608

HEALTH CARE EQUIPMENT & SUPPLIES — 13.6%
Abbott Laboratories (b)	6,510,461	261,850,741
Baxter International, Inc.	2,842,663	93,381,480
Becton, Dickinson and Co. (b)	1,108,852	147,100,306
Boston Scientific Corp. (a)	6,965,741	114,307,810
C.R. Bard, Inc.	407,059	75,839,162
DENTSPLY International, Inc.	719,556	36,387,947
Edwards Lifesciences Corp. (a)	553,662	78,714,127
Intuitive Surgical, Inc. (a)	189,750	87,205,305
Medtronic PLC	7,314,482	489,631,425
St. Jude Medical, Inc. (b)	1,479,039	93,312,571
Stryker Corp.	1,654,381	155,677,252
Varian Medical Systems, Inc. (a)(b)	514,092	37,929,708
Zimmer Biomet Holdings, Inc.	892,565	83,838,630

		1,755,176,464

HEALTH CARE PROVIDERS & SERVICES — 19.5%
Aetna, Inc. (b)	1,843,313	201,676,875
AmerisourceBergen Corp.	1,097,767	104,276,887
Anthem, Inc. (b)	1,382,679	193,575,060
Cardinal Health, Inc.	1,702,273	130,768,612
CIGNA Corp.	1,373,680	185,474,274
DaVita, Inc. (a)(b)	885,713	64,063,621
Express Scripts Holding Co. (a)(b)	3,670,524	297,165,623
HCA Holdings, Inc. (a)	1,644,458	127,215,271
Henry Schein, Inc. (a)(b)	430,440	57,127,997
Humana, Inc.	819,561	146,701,419
Laboratory Corp. of America Holdings (a)	516,736	56,050,354
McKesson Corp.	1,230,244	227,632,047
Patterson Cos., Inc.	440,806	19,064,860
Quest Diagnostics, Inc. (b)	766,889	47,140,667
Tenet Healthcare Corp. (a)(b)	529,912	19,564,351
UnitedHealth Group, Inc.	4,951,079	574,374,675
Universal Health Services, Inc.	468,978	58,533,144

		2,510,405,737

HEALTH CARE TECHNOLOGY — 0.7%
Cerner Corp. (a)(b)	1,575,895	94,490,664

LIFE SCIENCES TOOLS & SERVICES — 3.0%
Agilent Technologies, Inc.	1,715,748	58,901,629
PerkinElmer, Inc.	582,779	26,784,523
Thermo Fisher Scientific, Inc.	2,053,600	251,114,208
Waters Corp. (a)	425,965	50,353,322

		387,153,682

PHARMACEUTICALS — 38.6%
Allergan PLC (a)	2,136,390	580,692,166
Bristol-Myers Squibb Co.	8,627,728	510,761,498
Eli Lilly & Co.	5,021,698	420,265,906
Endo International PLC (a)(b)	1,071,890	74,260,539
Johnson & Johnson	14,254,976	1,330,702,009
Mallinckrodt PLC (a)(b)	601,950	38,488,683
Merck & Co., Inc.	14,499,857	716,147,937
Mylan NV (a)	2,118,453	85,288,918
Perrigo Co. PLC	752,920	118,411,728
Pfizer, Inc.	31,767,484	997,816,672
Zoetis, Inc.	2,364,944	97,388,394

		4,970,224,450

TOTAL COMMON STOCKS —
(Cost $13,950,854,284)		12,850,304,605

SHORT TERM INVESTMENTS — 1.1%
MONEY MARKET FUNDS — 1.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	128,006,341	128,006,341
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(e)	9,211,316	9,211,316

TOTAL SHORT TERM INVESTMENTS —
(Cost $137,217,657)		137,217,657

TOTAL INVESTMENTS — 100.9% (f)
(Cost $14,088,071,941)		12,987,522,262
OTHER ASSETS & LIABILITIES — (0.9)%		(114,621,903)

NET ASSETS — 100.0%		$12,872,900,359

(a)	Non-income producing security
(b)	A portion of the security was on loan at September 30, 2015.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

The Industrial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 27.4%
Boeing Co.	2,367,730	$310,054,243
General Dynamics Corp.	1,171,298	161,580,559
Honeywell International, Inc.	2,928,293	277,280,064
L-3 Communications Holdings, Inc.	285,031	29,791,440
Lockheed Martin Corp.	1,004,454	208,233,359
Northrop Grumman Corp.	718,118	119,171,682
Precision Castparts Corp.	488,102	112,121,910
Raytheon Co.	1,179,152	128,834,148
Rockwell Collins, Inc.	604,506	49,472,771
Textron, Inc.	1,225,320	46,121,045
United Technologies Corp.	3,055,024	271,866,586

		1,714,527,807

AIR FREIGHT & LOGISTICS — 7.3%
C.H. Robinson Worldwide, Inc.	503,072	34,098,220
Expeditors International of Washington, Inc.	671,336	31,586,359
FedEx Corp.	999,799	143,951,060
United Parcel Service, Inc. (Class B)	2,525,197	249,211,692

		458,847,331

AIRLINES — 6.2%
American Airlines Group, Inc.	2,383,330	92,544,704
Delta Air Lines, Inc.	2,821,637	126,606,852
Southwest Airlines Co.	2,566,006	97,610,868
United Continental Holdings, Inc. (a)	1,340,811	71,130,024

		387,892,448

BUILDING PRODUCTS — 0.9%
Allegion PLC	340,199	19,615,874
Masco Corp.	1,358,677	34,211,487

		53,827,361

COMMERCIAL SERVICES & SUPPLIES — 4.4%
ADT Corp. (b)	603,813	18,054,009
Cintas Corp. (b)	381,948	32,752,041
Pitney Bowes, Inc. (b)	821,941	16,315,529
Republic Services, Inc.	854,011	35,185,253
Stericycle, Inc. (a)	301,153	41,953,624
Tyco International PLC	1,496,522	50,073,626
Waste Management, Inc.	1,628,944	81,137,701

		275,471,783

CONSTRUCTION & ENGINEERING — 1.0%
Fluor Corp.	748,171	31,685,042
Jacobs Engineering Group, Inc. (a)(b)	439,343	16,444,608
Quanta Services, Inc. (a)(b)	724,133	17,531,260

		65,660,910

ELECTRICAL EQUIPMENT — 5.1%
AMETEK, Inc.	859,958	44,993,003
Eaton Corp. PLC	2,029,335	104,104,886
Emerson Electric Co.	2,469,414	109,074,016
Rockwell Automation, Inc.	615,920	62,497,402

		320,669,307

INDUSTRIAL CONGLOMERATES — 20.0%
3M Co.	2,273,693	322,341,457
Danaher Corp.	2,369,019	201,864,109
General Electric Co.	26,542,700	669,406,894
Roper Technologies, Inc.	357,423	56,008,184

		1,249,620,644

MACHINERY — 13.5%
Caterpillar, Inc. (b)	2,281,689	149,131,193
Cummins, Inc.	1,086,253	117,945,351
Deere & Co. (b)	1,233,743	91,296,982
Dover Corp.	671,753	38,410,837
Flowserve Corp. (b)	474,752	19,531,297
Illinois Tool Works, Inc.	1,242,620	102,280,052
Ingersoll-Rand PLC	942,172	47,834,073
Joy Global, Inc. (b)	346,016	5,166,019
PACCAR, Inc. (b)	1,466,020	76,482,263
Parker-Hannifin Corp. (b)	619,794	60,305,956
Pentair PLC	639,249	32,627,269
Snap-on, Inc.	206,527	31,173,185
Stanley Black & Decker, Inc.	543,997	52,756,829
Xylem, Inc.	644,373	21,167,653

		846,108,959

PROFESSIONAL SERVICES — 2.6%
Dun & Bradstreet Corp.	128,429	13,485,045
Equifax, Inc.	570,772	55,467,623
Nielsen Holdings PLC	1,301,022	57,856,448
Robert Half International, Inc.	675,261	34,546,353

		161,355,469

ROAD & RAIL — 9.4%
CSX Corp.	4,209,854	113,245,073
JB Hunt Transport Services, Inc.	326,022	23,277,971
Kansas City Southern	391,837	35,610,146
Norfolk Southern Corp.	1,255,843	95,946,405
Ryder System, Inc. (b)	344,184	25,483,383
Union Pacific Corp.	3,352,204	296,368,356

		589,931,334

TRADING COMPANIES & DISTRIBUTORS — 1.9%
Fastenal Co. (b)	1,031,753	37,772,478
United Rentals, Inc. (a)	338,462	20,324,643
W.W. Grainger, Inc. (b)	282,615	60,765,051

		118,862,172

TOTAL COMMON STOCKS —
(Cost $7,327,587,566)		6,242,775,525

SHORT TERM INVESTMENTS — 2.1%
MONEY MARKET FUNDS — 2.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	124,731,157	124,731,157

See accompanying notes to financial statements.

The Industrial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(e)	5,404,030	$5,404,030

TOTAL SHORT TERM INVESTMENTS —
(Cost $130,135,187)		130,135,187

TOTAL INVESTMENTS — 101.8% (f)
(Cost $7,457,722,753)		6,372,910,712
OTHER ASSETS & LIABILITIES — (1.8)%		(115,602,165)

NET ASSETS — 100.0%		$6,257,308,547

(a)	Non-income producing security
(b)	A portion of the security was on loan at September 30, 2015.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

The Materials Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.8%
CHEMICALS — 73.6%
Air Products & Chemicals, Inc.	694,124	$88,556,340
Airgas, Inc.	283,609	25,334,792
CF Industries Holdings, Inc.	968,810	43,499,569
Dow Chemical Co. (a)	4,712,354	199,803,810
E.I. du Pont de Nemours & Co.	3,681,787	177,462,133
Eastman Chemical Co.	619,115	40,069,123
Ecolab, Inc.	1,080,736	118,578,354
FMC Corp. (a)	571,127	19,366,917
International Flavors & Fragrances, Inc.	336,836	34,781,685
LyondellBasell Industries NV (Class A)	1,516,536	126,418,441
Monsanto Co.	1,903,572	162,450,835
Mosaic Co.	1,401,057	43,586,883
PPG Industries, Inc.	1,028,700	90,206,703
Praxair, Inc.	1,165,704	118,738,609
Sherwin-Williams Co.	326,472	72,731,432
Sigma-Aldrich Corp.	492,249	68,383,231

		1,429,968,857

CONSTRUCTION MATERIALS — 4.7%
Martin Marietta Materials, Inc. (a)	278,886	42,376,728
Vulcan Materials Co.	551,822	49,222,522

		91,599,250

CONTAINERS & PACKAGING — 8.7%
Avery Dennison Corp.	388,194	21,960,135
Ball Corp.	577,062	35,893,256
Owens-Illinois, Inc. (b)	697,696	14,456,261
Sealed Air Corp.	857,171	40,184,177
WestRock Co.	1,083,014	55,710,240

		168,204,069

METALS & MINING — 9.4%
Alcoa, Inc.	5,423,268	52,388,769
Freeport-McMoRan, Inc.	4,728,175	45,816,016
Newmont Mining Corp.	2,209,148	35,501,008
Nucor Corp.	1,324,792	49,745,940

		183,451,733

PAPER & FOREST PRODUCTS — 3.4%
International Paper Co.	1,723,879	65,145,387

TOTAL COMMON STOCKS —
(Cost $2,656,206,625)		1,938,369,296

SHORT TERM INVESTMENTS — 8.0%
MONEY MARKET FUNDS — 8.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	154,703,245	154,703,245
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(e)	277,516	277,516

TOTAL SHORT TERM INVESTMENTS —
(Cost $154,980,761)		154,980,761

TOTAL INVESTMENTS — 107.8% (f)
(Cost $2,811,187,386)		2,093,350,057
OTHER ASSETS & LIABILITIES — (7.8)%		(151,229,337)

NET ASSETS — 100.0%		$1,942,120,720

(a)	A portion of the security was on loan at September 30, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

The Technology Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 6.7%
Cisco Systems, Inc.	14,905,374	$391,266,067
F5 Networks, Inc. (a)	208,023	24,089,063
Harris Corp.	397,437	29,072,517
Juniper Networks, Inc.	1,069,527	27,497,539
Motorola Solutions, Inc. (b)	482,505	32,993,692
QUALCOMM, Inc.	4,632,212	248,888,751

		753,807,629

DIVERSIFIED TELECOMMUNICATION SERVICES — 10.6%
AT&T, Inc.	18,026,989	587,319,302
CenturyLink, Inc.	1,725,046	43,333,155
Frontier Communications Corp. (b)	4,110,741	19,526,020
Level 3 Communications, Inc. (a)	844,335	36,888,996
Verizon Communications, Inc.	11,979,381	521,222,867

		1,208,290,340

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.7%
Amphenol Corp. (Class A)	970,306	49,446,794
Corning, Inc.	3,662,578	62,703,336
FLIR Systems, Inc.	454,973	12,734,694
TE Connectivity, Ltd.	1,178,616	70,587,312

		195,472,136

INTERNET SOFTWARE & SERVICES — 16.6%
Akamai Technologies, Inc. (a)	592,950	40,949,127
Alphabet, Inc. (Class A) (a)	849,611	542,366,174
Alphabet, Inc. (Class C) (a)	866,872	527,422,262
eBay, Inc. (a)	3,341,201	81,658,952
Facebook, Inc. (Class A) (a)	6,622,647	595,375,965
VeriSign, Inc. (a)(b)	323,000	22,790,880
Yahoo!, Inc. (a)	2,592,906	74,960,913

		1,885,524,273

IT SERVICES — 16.7%
Accenture PLC (Class A)	1,829,128	179,730,117
Alliance Data Systems Corp. (a)	179,990	46,613,810
Automatic Data Processing, Inc.	1,396,649	112,234,714
Cognizant Technology Solutions Corp. (Class A) (a)	1,859,168	116,402,509
Computer Sciences Corp.	429,052	26,335,212
Fidelity National Information Services, Inc.	902,063	60,510,386
Fiserv, Inc. (a)	729,129	63,149,863
International Business Machines Corp.	2,641,066	382,875,338
MasterCard, Inc. (Class A)	2,992,523	269,686,173
Paychex, Inc.	987,951	47,056,106
PayPal Holdings, Inc. (a)	3,250,370	100,891,485
Teradata Corp. (a)(b)	454,727	13,168,894
Total System Services, Inc.	566,212	25,723,011
Visa, Inc. (Class A) (b)	5,719,046	398,388,744
Western Union Co. (b)	1,547,968	28,420,692
Xerox Corp.	3,147,660	30,626,732

		1,901,813,786

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.2%
Altera Corp.	956,397	47,896,362
Analog Devices, Inc.	970,458	54,743,536
Applied Materials, Inc.	3,607,862	52,999,493
Avago Technologies, Ltd. (b)	761,438	95,187,364
Broadcom Corp. (Class A)	1,696,995	87,276,453
First Solar, Inc. (a)	223,028	9,534,447
Intel Corp.	11,880,944	358,091,652
KLA-Tencor Corp.	496,514	24,825,700
Lam Research Corp.	463,224	30,262,424
Linear Technology Corp.	758,569	30,608,259
Microchip Technology, Inc. (b)	679,975	29,300,123
Micron Technology, Inc. (a)	3,356,163	50,275,322
NVIDIA Corp.	1,584,701	39,062,880
Qorvo, Inc. (a)	440,830	19,859,391
Skyworks Solutions, Inc.	558,653	47,044,169
Texas Instruments, Inc.	3,054,188	151,243,390
Xilinx, Inc.	811,363	34,401,791

		1,162,612,756

SOFTWARE — 17.6%
Activision Blizzard, Inc. (b)	1,472,979	45,500,321
Adobe Systems, Inc. (a)	1,497,397	123,115,981
Autodesk, Inc. (a)	717,798	31,683,604
CA, Inc.	965,423	26,356,048
Citrix Systems, Inc. (a)	503,761	34,900,562
Electronic Arts, Inc. (a)	981,317	66,484,227
Intuit, Inc.	853,877	75,781,584
Microsoft Corp.	23,439,942	1,037,451,833
Oracle Corp.	9,584,183	346,180,690
Red Hat, Inc. (a)	584,766	42,032,980
Salesforce.com, Inc. (a)	1,952,131	135,536,455
Symantec Corp.	2,080,304	40,503,519

		2,005,527,804

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 19.8%
Apple, Inc.	16,713,176	1,843,463,313
EMC Corp.	5,716,119	138,101,435
Hewlett-Packard Co.	4,394,349	112,539,278
NetApp, Inc.	925,317	27,389,383
SanDisk Corp.	653,401	35,499,276
Seagate Technology PLC (b)	885,248	39,659,110
Western Digital Corp.	711,517	56,522,911

		2,253,174,706

TOTAL COMMON STOCKS —
(Cost $11,496,834,212)		11,366,223,430

SHORT TERM INVESTMENTS — 3.8%
MONEY MARKET FUNDS — 3.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	414,956,922	414,956,922

See accompanying notes to financial statements.

The Technology Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
September 30, 2015

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (d)(e)	23,761,405	$23,761,405

TOTAL SHORT TERM INVESTMENTS —
(Cost $438,718,327)		438,718,327

TOTAL INVESTMENTS — 103.7% (f)
(Cost $11,935,552,539)		11,804,941,757
OTHER ASSETS & LIABILITIES — (3.7)%		(422,657,996)

NET ASSETS — 100.0%		$11,382,283,761

(a)	Non-income producing security
(b)	A portion of the security was on loan at September 30, 2015.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs (Note 2).
PLC = Public Limited Company

See accompanying notes to financial statements.

The Utilities Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
September 30, 2015

Security Description	Shares	Value

COMMON STOCKS — 99.6%
ELECTRIC UTILITIES — 56.3%
American Electric Power Co., Inc.	6,144,754	$349,390,712
Duke Energy Corp.	7,917,713	569,600,273
Edison International	4,080,618	257,364,577
Entergy Corp.	2,238,619	145,734,097
Eversource Energy	3,954,992	200,201,695
Exelon Corp.	10,743,717	319,088,395
FirstEnergy Corp.	5,267,593	164,928,337
NextEra Energy, Inc.	5,736,805	559,625,328
Pepco Holdings, Inc.	3,205,633	77,640,431
Pinnacle West Capital Corp.	1,413,870	90,685,622
PPL Corp.	8,385,371	275,794,852
Southern Co.	11,327,472	506,337,998
Xcel Energy, Inc.	6,379,250	225,889,243

		3,742,281,560

GAS UTILITIES — 1.4%
AGL Resources, Inc.	1,497,495	91,407,095

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.2%
AES Corp.	8,564,876	83,850,136
NRG Energy, Inc.	4,123,523	61,234,317

		145,084,453

MULTI-UTILITIES — 39.7%
Ameren Corp.	3,050,982	128,965,009
CenterPoint Energy, Inc.	5,441,363	98,162,188
CMS Energy Corp. (a)	3,525,649	124,525,923
Consolidated Edison, Inc. (a)	3,677,130	245,816,140
Dominion Resources, Inc. (a)	7,410,673	521,563,166
DTE Energy Co.	2,261,803	181,781,107
NiSource, Inc.	4,025,649	74,675,789
PG&E Corp.	6,130,150	323,671,920
Public Service Enterprise Group, Inc.	6,307,854	265,939,125
SCANA Corp. (a)	1,782,116	100,261,846
Sempra Energy	2,947,859	285,116,922
TECO Energy, Inc.	2,982,102	78,309,999
WEC Energy Group, Inc. (a)	3,936,286	205,552,855

		2,634,341,989

TOTAL COMMON STOCKS —
(Cost $7,327,827,712)		6,613,115,097

SHORT TERM INVESTMENTS — 2.0%
MONEY MARKET FUNDS — 2.0%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	121,367,515	121,367,515
State Street Institutional Liquid Reserves Fund, Premier Class 0.13% (c)(d)	11,607,167	11,607,167

TOTAL SHORT TERM INVESTMENTS —
(Cost $132,974,682)		132,974,682

TOTAL INVESTMENTS — 101.6% (e)
(Cost $7,460,802,394)		6,746,089,779
OTHER ASSETS & LIABILITIES — (1.6)%		(106,401,191)

NET ASSETS — 100.0%		$6,639,688,588

(a)	A portion of the security was on loan at September 30, 2015.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (Note 3).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	The values of the securities of the Fund are determined based on Level 1 inputs (Note 2).

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2015

	The Consumer	The Consumer
	Discretionary	Staples	The Energy	The Financial	The Health	The Industrial	The Materials	The Technology	The Utilities
	Select Sector	Select Sector	Select Sector	Select Sector	Care Select Sector	Select Sector	Select Sector	Select Sector	Select Sector
	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund

ASSETS
Investments in unaffiliated issuers, at value * (Note 2)	$10,100,328,174	$7,278,588,752	$11,079,189,954	$16,589,349,739	$12,850,304,605	$6,242,775,525	$1,938,369,296	$11,366,223,430	$6,613,115,097
Investments in affiliated issuers, at value (Note 2 and Note 3)	379,765,246	164,270,257	598,512,459	444,967,825	137,217,657	130,135,187	154,980,761	438,718,327	132,974,682

Total investments	10,480,093,420	7,442,859,009	11,677,702,413	17,034,317,564	12,987,522,262	6,372,910,712	2,093,350,057	11,804,941,757	6,746,089,779
Cash	488,547	—	6,546,590	981,293	688,600	2,047,204	284,646	787,616	2,476,978
Receivable for investments sold	—	—	—	1,725,923	—	—	20,366,695	—	—
Receivable for income related to Select Sector SPDR shares in-kind transactions	8,264	20,501	77,861	2,260,610	77,192	19,511	—	536	11,725
Dividends receivable — unaffiliated issuers (Note 2)	8,499,410	23,261,918	11,007,617	15,245,038	16,583,650	8,758,504	4,152,545	3,185,344	14,006,660
Dividends and securities lending income receivable — affiliated issuers (Note 2)	3,479	2,351	5,400	854,091	2,797	2,523	629	3,230	2,558
Prepaid expenses	30,303	30,079	39,052	56,702	43,826	23,184	6,753	37,575	20,845

TOTAL ASSETS	10,489,123,423	7,466,173,858	11,695,378,933	17,055,441,221	13,004,918,327	6,383,761,638	2,118,161,325	11,808,956,058	6,762,608,545

LIABILITIES
Payable upon return of securities loaned	369,001,158	158,430,802	588,776,881	244,618,359	128,006,341	124,731,157	154,703,245	414,956,922	121,367,515
Payable for investments purchased	—	—	—	4,690,878	—	—	20,456,971	8,069,463	—
Payable for income related to Select Sector SPDR shares in-kind transactions	—	—	—	—	—	—	176,675	—	—
Accrued distribution fees (Note 3)	462,602	449,513	1,011,861	1,556,587	988,069	491,336	287,918	1,367,315	434,737
Accrued advisory fees (Note 3)	300,647	215,986	333,091	521,128	416,726	185,677	63,100	338,594	184,678
Accrued license fees (Note 3)	1,333,608	891,809	1,283,909	2,401,429	2,053,353	775,950	295,505	1,430,919	683,129
Accrued administration, custodian and transfer agent fees (Note 3)	117,589	86,487	136,825	213,918	170,561	70,116	20,533	137,376	73,164
Accrued expenses and other liabilities	266,307	225,429	315,668	519,483	382,918	198,855	36,658	371,708	176,734

TOTAL LIABILITIES	371,481,911	160,300,026	591,858,235	254,521,782	132,017,968	126,453,091	176,040,605	426,672,297	122,919,957

NET ASSETS	$10,117,641,512	$7,305,873,832	$11,103,520,698	$16,800,919,439	$12,872,900,359	$6,257,308,547	$1,942,120,720	$11,382,283,761	$6,639,688,588

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$10,785,868,315	$7,819,580,505	$18,104,566,906	$18,798,230,493	$13,973,887,228	$7,641,780,268	$3,434,468,731	$12,343,374,147	$7,742,420,447
Undistributed (distributions in excess of) net investment income	—	6,426,535	—	—	2,503,052	—	5,401,882	—	15,966,600
Accumulated net realized gain (loss) on investments	(282,230,103)	(112,740,323)	(1,785,741,860)	(737,089,469)	(2,940,242)	(299,659,680)	(779,912,564)	(830,479,604)	(403,985,844)
Net unrealized appreciation (depreciation) on investments	(385,996,700)	(407,392,885)	(5,215,304,348)	(1,260,221,585)	(1,100,549,679)	(1,084,812,041)	(717,837,329)	(130,610,782)	(714,712,615)

NET ASSETS	$10,117,641,512	$7,305,873,832	$11,103,520,698	$16,800,919,439	$12,872,900,359	$6,257,308,547	$1,942,120,720	$11,382,283,761	$6,639,688,588

NET ASSET VALUE:
Net asset value per Select Sector SPDR share	$74.26	$47.22	$61.24	$22.66	$66.30	$49.91	$39.94	$39.56	$43.29

Shares outstanding (unlimited amount authorized, $0.01 par value)	136,253,252	154,721,809	181,324,200	741,545,427	194,165,324	125,376,000	48,623,725	287,755,897	153,374,160

COST OF INVESTMENTS:
Unaffiliated issuers	$10,486,324,874	$7,685,981,637	$16,294,494,302	$17,829,881,636	$13,950,854,284	$7,327,587,566	$2,656,206,625	$11,496,834,212	$7,327,827,712
Affiliated issuers (Note 3)	379,765,246	164,270,257	598,512,459	464,657,513	137,217,657	130,135,187	154,980,761	438,718,327	132,974,682

Total cost of investments	$10,866,090,120	$7,850,251,894	$16,893,006,761	$18,294,539,149	$14,088,071,941	$7,457,722,753	$2,811,187,386	$11,935,552,539	$7,460,802,394

* Includes investments of securities on loan, at value	$508,239,838	$180,338,619	$649,933,674	$301,703,753	$154,877,604	$338,424,065	$158,023,914	$458,399,457	$176,256,132

See accompanying notes to financial statements.

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THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2015

	The Consumer	The Consumer
	Discretionary	Staples	The Energy	The Financial	The Health	The Industrial	The Materials	The Technology	The Utilities
	Select Sector	Select Sector	Select Sector	Select Sector	Care Select Sector	Select Sector	Select Sector	Select Sector	Select Sector
	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund	SPDR Fund

INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$146,116,806	$238,295,969	$329,270,445	$347,525,787	$214,060,844	$167,166,812	$61,310,848	$250,147,170	$242,576,881
Dividend income — affiliated issuers (Notes 2 and 3)	25,162	22,733	30,439	3,372,479	23,520	16,089	4,550	26,974	16,185
Affiliated securities lending income — net (Note 3 and Note 7)	1,028,074	130,492	5,060,667	190,067	259,090	349,443	52,850	473,129	297,289
Less: Foreign taxes withheld	—	—	—	—	—	(202,655)	—	—	—

TOTAL INVESTMENT INCOME	147,170,042	238,449,194	334,361,551	351,088,333	214,343,454	167,329,689	61,368,248	250,647,273	242,890,355

EXPENSES
License fees (Note 3)	4,204,799	3,832,959	5,358,327	8,383,944	6,053,015	3,564,031	1,314,597	5,740,893	2,950,583
Distribution fees (Note 3)	4,158,349	3,786,688	5,295,969	8,283,723	5,980,819	3,519,698	1,296,381	5,670,861	2,914,803
Advisory fees (Note 3)	3,367,591	3,067,972	4,289,978	6,711,981	4,845,473	2,852,158	1,051,248	4,594,915	2,361,654
Unitary fees (Administrator, custodian and transfer agent fees) (Note 3)	1,345,273	1,226,368	1,713,721	2,681,841	1,936,216	1,140,946	421,319	1,836,819	944,156
Printing and postage expenses	406,974	383,040	508,586	767,632	585,567	368,795	126,705	518,451	290,253
Professional fees	51,118	47,419	69,406	115,984	71,015	56,037	24,886	81,866	37,932
Trustees’ fees (Note 3)	61,211	69,097	87,418	146,070	95,150	71,982	29,474	102,025	51,622
SEC registration expenses	53,004	55,961	89,641	152,877	84,040	25,208	3,029	112,925	49,391
Insurance expense	31,395	30,432	47,039	84,247	44,925	45,094	23,007	65,464	28,599
Miscellaneous expenses	38,124	47,473	54,138	84,229	49,173	38,821	24,897	69,978	44,694

TOTAL EXPENSES	13,717,838	12,547,409	17,514,223	27,412,528	19,745,393	11,682,770	4,315,543	18,794,197	9,673,687

NET INVESTMENT INCOME	133,452,204	225,901,785	316,847,328	323,675,805	194,598,061	155,646,919	57,052,705	231,853,076	233,216,668

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	895,793,099	834,802,567	134,461,010	1,849,961,878	2,167,416,959	654,350,205	229,770,411	1,594,411,356	313,298,759
Investment transactions — affiliated issuers (Note 3)	—	—	—	14,303,904	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	(263,317,474)	(366,933,511)	(4,428,352,527)	(2,377,048,168)	(2,076,932,038)	(1,004,401,378)	(829,151,283)	(1,801,942,239)	(293,521,382)
Investment transactions — affiliated issuers (Note 3)	—	—	—	(33,555,037)	—	—	—	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	632,475,625	467,869,056	(4,293,891,517)	(546,337,423)	90,484,921	(350,051,173)	(599,380,872)	(207,530,883)	19,777,377

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$765,927,829	$693,770,841	$(3,977,044,189)	$(222,661,618)	$285,082,982	$(194,404,254)	$(542,328,167)	$24,322,193	$252,994,045

See accompanying notes to financial statements.

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THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	The Consumer Discretionary		The Consumer Staples		The Energy		The Financial		The Health Care
	Select Sector SPDR Fund		Select Sector SPDR Fund		Select Sector SPDR Fund		Select Sector SPDR Fund		Select Sector SPDR Fund
	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/15	Year Ended 9/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$133,452,204	$84,260,350	$225,901,785	$165,017,955	$316,847,328	$189,482,625	$323,675,805	$267,383,329	$194,598,061	$143,050,610
Net realized gain (loss) on investment transactions	895,793,099	1,080,046,890	834,802,567	471,927,410	134,461,010	892,606,308	1,864,265,782	1,713,071,228	2,167,416,959	1,594,594,175
Net change in unrealized appreciation (depreciation) on investments	(263,317,474)	(560,627,731)	(366,933,511)	137,011,255	(4,428,352,527)	(193,034,746)	(2,410,603,205)	688,776,765	(2,076,932,038)	485,500,497

Net increase (decrease) in net assets resulting from operations	765,927,829	603,679,509	693,770,841	773,956,620	(3,977,044,189)	889,054,187	(222,661,618)	2,669,231,322	285,082,982	2,223,145,282

Net equalization credits and charges	6,495,981	675,003	(5,805,786)	15,007,751	13,542,096	6,954,845	5,110,821	11,363,628	3,545,990	2,469,490

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(141,863,192)	(86,551,171)	(219,475,250)	(178,039,665)	(325,192,963)	(197,189,804)	(347,890,956)	(302,622,182)	(192,095,009)	(145,423,087)

FROM SELECT SECTOR SPDR SHARE TRANSACTIONS:
Proceeds from sales of shares	16,252,466,150	9,751,751,920	12,877,492,898	15,173,165,574	30,961,519,729	24,615,662,145	24,655,217,890	19,453,109,270	21,603,030,737	12,619,124,417
Cost of shares redeemed	(13,471,666,946)	(10,291,030,934)	(13,669,114,503)	(13,387,212,488)	(25,394,747,053)	(23,436,123,285)	(25,889,225,388)	(17,809,235,152)	(19,985,020,339)	(11,014,754,397)
Net income equalization (Note 2)	(6,495,981)	(675,003)	5,805,786	(15,007,751)	(13,542,096)	(6,954,845)	(5,110,821)	(11,363,628)	(3,545,990)	(2,469,490)

Net increase (decrease) in net assets from SPDR share transactions (Note 4)	2,774,303,223	(539,954,017)	(785,815,819)	1,770,945,335	5,553,230,580	1,172,584,015	(1,239,118,319)	1,632,510,490	1,614,464,408	1,601,900,530

Contribution by Affiliate (Note 3)	—	—	—	—	—	—	461,741	—	—	—

Net increase (decrease) in net assets during year	3,404,863,841	(22,150,676)	(317,326,014)	2,381,870,041	1,264,535,524	1,871,403,243	(1,804,098,331)	4,010,483,258	1,710,998,371	3,682,092,215
Net assets at beginning of year	6,712,777,671	6,734,928,347	7,623,199,846	5,241,329,805	9,838,985,174	7,967,581,931	18,605,017,770	14,594,534,512	11,161,901,988	7,479,809,773

NET ASSETS END OF YEAR (1)	$10,117,641,512	$6,712,777,671	$7,305,873,832	$7,623,199,846	$11,103,520,698	$9,838,985,174	$16,800,919,439	$18,605,017,770	$12,872,900,359	$11,161,901,988

SELECT SECTOR SPDR SHARES:
Shares sold	221,600,000	148,100,000	268,950,000	349,000,000	402,100,000	272,500,000	1,021,050,000	887,950,000	305,050,000	215,900,000
Shares redeemed	(186,000,000)	(158,600,000)	(283,250,000)	(311,650,000)	(329,400,000)	(260,000,000)	(1,082,600,000)	(818,050,000)	(285,550,000)	(189,100,000)

Net increase (decrease)	35,600,000	(10,500,000)	(14,300,000)	37,350,000	72,700,000	12,500,000	(61,550,000)	69,900,000	19,500,000	26,800,000

(1) Including undistributed (distribution in excess of) net investment income	$—	$—	$6,426,535	$—	$—	$—	$—	$—	$2,503,052	$—

See accompanying notes to financial statements.

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THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	The Industrial		The Materials		The Technology		The Utilities
	Select Sector SPDR Fund		Select Sector SPDR Fund		Select Sector SPDR Fund		Select Sector SPDR Fund
	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/15	Year Ended 9/30/14

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$155,646,919	$174,834,958	$57,052,705	$97,044,104	$231,853,076	$238,333,295	$233,216,668	$203,318,579
Net realized gain (loss) on investment transactions	654,350,205	1,319,554,204	229,770,411	516,097,288	1,594,411,356	1,482,027,442	313,298,759	465,241,211
Net change in unrealized appreciation (depreciation) on investments	(1,004,401,378)	(259,651,784)	(829,151,283)	260,758,150	(1,801,942,239)	1,278,835,156	(293,521,382)	86,241,084

Net increase (decrease) in net assets resulting from operations	(194,404,254)	1,234,737,378	(542,328,167)	873,899,542	24,322,193	2,999,195,893	252,994,045	754,800,874

Net equalization credits and charges	(2,163,426)	5,483,635	(6,448,819)	506,308	(2,315,017)	(3,217,526)	(5,864,623)	(4,369,589)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(163,721,601)	(178,042,269)	(53,406,362)	(96,023,771)	(237,080,009)	(236,118,035)	(227,496,268)	(198,977,276)

FROM SELECT SECTOR SPDR SHARE TRANSACTIONS:
Proceeds from sales of shares	16,779,426,941	15,526,270,343	5,508,069,163	6,708,608,979	7,757,919,825	7,853,062,754	16,306,827,009	17,465,851,111
Cost of shares redeemed	(18,739,609,157)	(14,867,458,274)	(8,152,448,898)	(5,889,951,266)	(10,017,218,826)	(8,476,108,670)	(15,160,909,091)	(17,728,547,091)
Net income equalization (Note 2)	2,163,426	(5,483,635)	6,448,819	(506,308)	2,315,017	3,217,526	5,864,623	4,369,589

Net increase (decrease) in net assets from SPDR share transactions (Note 4)	(1,958,018,790)	653,328,434	(2,637,930,916)	818,151,405	(2,256,983,984)	(619,828,390)	1,151,782,541	(258,326,391)

Net increase (decrease) in net assets during year	(2,318,308,071)	1,715,507,178	(3,240,114,264)	1,596,533,484	(2,472,056,817)	2,140,031,942	1,171,415,695	293,127,618
Net assets at beginning of year	8,575,616,618	6,860,109,440	5,182,234,984	3,585,701,500	13,854,340,578	11,714,308,636	5,468,272,893	5,175,145,275

NET ASSETS END OF YEAR (1)	$6,257,308,547	$8,575,616,618	$1,942,120,720	$5,182,234,984	$11,382,283,761	$13,854,340,578	$6,639,688,588	$5,468,272,893

SELECT SECTOR SPDR SHARES:
Shares sold	308,500,000	300,050,000	116,500,000	143,550,000	187,000,000	214,700,000	362,500,000	429,200,000
Shares redeemed	(344,500,000)	(286,550,000)	(172,400,000)	(124,400,000)	(246,600,000)	(232,950,000)	(339,000,000)	(437,850,000)

Net increase (decrease)	(36,000,000)	13,500,000	(55,900,000)	19,150,000	(59,600,000)	(18,250,000)	23,500,000	(8,650,000)

(1) Including undistributed (distribution in excess of) net investment income	$—	$—	$5,401,882	$1,755,539	$—	$4,601,310	$15,966,600	$10,246,200

See accompanying notes to financial statements.

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THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each year

	The Consumer Discretionary Select Sector SPDR Fund
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	9/30/15	9/30/14	9/30/13	9/30/12	9/30/11

Net asset value, beginning of year	$66.69	$60.59	$46.79	$34.88	$33.44

Income (loss) from investment operations:
Net investment income (1)	1.05	0.90	0.83	0.66	0.58	(2)
Net realized and unrealized gain (loss) (3)	7.55	6.10	13.73	11.88	1.49

Total from investment operations	8.60	7.00	14.56	12.54	2.07

Net equalization credits and charges (1)	0.05	0.01	0.06	0.04	(0.02)

Distributions to shareholders from:
Net investment income	(1.08)	(0.91)	(0.82)	(0.67)	(0.61)

Net asset value, end of year	$74.26	$66.69	$60.59	$46.79	$34.88

Total return (4)	12.98%	11.59%	31.50%	36.25%	6.00%

Ratios and supplemental data:
Net assets, end of year (in 000’s)	$10,117,642	$6,712,778	$6,734,928	$3,343,159	$1,779,239
Ratio of expenses to average net assets	0.15%	0.15%	0.17%	0.18%	0.19%
Ratio of net investment income (loss) to average net assets	1.41%	1.37%	1.55%	1.55%	1.52	%(2)
Portfolio turnover rate (5)	6.45%	5.07%	7.91%	4.80%	6.76%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Net investment income per share and the ratio of net investment income to average assets reflects receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.05 per share and 0.14% of average net assets. If the special dividends were not received during the year ended September 30, 2011, the total return would have been 5.81%.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Broker commission charges are not included in the calculation.
(5)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each year

	The Consumer Staples Select Sector SPDR Fund
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	9/30/15	9/30/14	9/30/13	9/30/12	9/30/11

Net asset value, beginning of year	$45.10	$39.81	$35.83	$29.64	$27.88

Income (loss) from investment operations:
Net investment income (1)	1.27	1.14	1.12	0.94	0.88
Net realized and unrealized gain (loss) (2)	2.14	5.19	4.00	6.17	1.69

Total from investment operations	3.41	6.33	5.12	7.11	2.57

Net equalization credits and charges (1)	(0.03)	0.10	(0.04)	0.03	0.05

Distributions to shareholders from:
Net investment income	(1.26)	(1.14)	(1.10)	(0.95)	(0.86)

Net asset value, end of year	$47.22	$45.10	$39.81	$35.83	$29.64

Total return (3)	7.45%	16.26%	14.35%	24.28%	9.38%

Ratios and supplemental data:
Net assets, end of year (in 000’s)	$7,305,874	$7,623,200	$5,241,330	$6,031,956	$5,131,609
Ratio of expenses to average net assets	0.15%	0.15%	0.17%	0.18%	0.19%
Ratio of net investment income (loss) to average net assets	2.62%	2.62%	2.91%	2.82%	2.91%
Portfolio turnover rate (4)	2.94%	3.94%	4.70%	12.41%	3.64%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Broker commission charges are not included in the calculation.
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each year

	The Energy Select Sector SPDR Fund
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	9/30/15	9/30/14	9/30/13	9/30/12	9/30/11

Net asset value, beginning of year	$90.58	$82.89	$73.45	$58.54	$56.05

Income (loss) from investment operations:
Net investment income (1)	2.01	1.77	1.49	1.19	1.01
Net realized and unrealized gain (loss) (2)	(29.45)	7.63	9.43	14.91	2.55

Total from investment operations	(27.44)	9.40	10.92	16.10	3.56

Net equalization credits and charges (1)	0.09	0.07	0.02	0.02	0.01

Distributions to shareholders from:
Net investment income	(1.99)	(1.78)	(1.50)	(1.21)	(1.08)

Net asset value, end of year	$61.24	$90.58	$82.89	$73.45	$58.54

Total return (3)	(30.52)%	11.40%	15.02%	27.68%	6.07%

Ratios and supplemental data:
Net assets, end of year (in 000’s)	$11,103,521	$9,838,985	$7,967,582	$7,582,067	$6,276,840
Ratio of expenses to average net assets	0.15%	0.15%	0.17%	0.18%	0.19%
Ratio of net investment income (loss) to average net assets	2.63%	1.94%	1.92%	1.71%	1.43%
Portfolio turnover rate (4)	5.63%	5.25%	2.68%	5.47%	3.48%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Broker commission charges are not included in the calculation.
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each year

	The Financial Select Sector SPDR Fund
	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	9/30/15		9/30/14	9/30/13	9/30/12	9/30/11

Net asset value, beginning of year	$23.17		$19.91	$15.59	$11.81	$14.35

Income (loss) from investment operations:
Net investment income (1)	0.42		0.34	0.30	0.24	0.19
Net realized and unrealized gain (loss) (2)	(0.50)		3.28	4.33	3.79	(2.52)

Total from investment operations	(0.08)		3.62	4.63	4.03	(2.33)

Net equalization credits and charges (1)	0.01		0.01	0.01	0.01	(0.01)

Contribution by Affiliate	0.00	(3)(4)	—	—	—	—

Distributions to shareholders from:
Net investment income	(0.44)		(0.37)	(0.32)	(0.26)	(0.20)

Net asset value, end of year	$22.66		$23.17	$19.91	$15.59	$11.81

Total return (5)	(0.39	)%(6)	18.32%	29.94%	34.44%	(16.57)%

Ratios and supplemental data:
Net assets, end of year (in 000’s)	$16,800,919		$18,605,018	$14,594,535	$7,921,429	$4,304,246
Ratio of expenses to average net assets	0.15%		0.15%	0.17%	0.18%	0.19%
Ratio of net investment income (loss) to average net assets	1.72%		1.54%	1.64%	1.65%	1.25%
Portfolio turnover rate (7)	3.43%		4.59%	3.77%	7.69%	7.07%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Contribution paid by an Affiliate in the amount of $461,741. (See Note 3).
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Broker commission charges are not included in the calculation.
(6)	The contribution from an Affiliate had no impact on total return. (See Note 3).
(7)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each year

	The Health Care Select Sector SPDR Fund
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	9/30/15	9/30/14	9/30/13	9/30/12	9/30/11

Net asset value, beginning of year	$63.90	$50.59	$40.13	$31.74	$30.49

Income (loss) from investment operations:
Net investment income (1)	1.02	0.89	0.84	0.78	0.66
Net realized and unrealized gain (loss) (2)	2.35	13.29	10.45	8.40	1.28

Total from investment operations	3.37	14.18	11.29	9.18	1.94

Net equalization credits and charges (1)	0.02	0.02	0.01	(0.02)	(0.03)

Distributions to shareholders from:
Net investment income	(0.99)	(0.89)	(0.84)	(0.77)	(0.66)

Net asset value, end of year	$66.30	$63.90	$50.59	$40.13	$31.74

Total return (3)	5.22%	28.22%	28.39%	29.04%	6.19%

Ratios and supplemental data:
Net assets, end of year (in 000’s)	$12,872,900	$11,161,902	$7,479,810	$5,060,628	$4,109,777
Ratio of expenses to average net assets	0.15%	0.15%	0.17%	0.18%	0.19%
Ratio of net investment income (loss) to average net assets	1.43%	1.53%	1.84%	2.15%	1.98%
Portfolio turnover rate (4)	3.25%	2.99%	5.43%	4.70%	6.99%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Broker commission charges are not included in the calculation.
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each year

	The Industrial Select Sector SPDR Fund
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	9/30/15	9/30/14	9/30/13	9/30/12	9/30/11

Net asset value, beginning of year	$53.14	$46.39	$36.54	$29.23	$31.28

Income (loss) from investment operations:
Net investment income (1)	1.07	1.00	0.91	0.80	0.69
Net realized and unrealized gain (loss) (2)	(3.16)	6.71	9.79	7.32	(2.05)

Total from investment operations	(2.09)	7.71	10.70	8.12	(1.36)

Net equalization credits and charges (1)	(0.01)	0.03	0.05	(0.01)	(0.00	)(3)

Distributions to shareholders from:
Net investment income	(1.13)	(0.99)	(0.90)	(0.80)	(0.69)

Net asset value, end of year	$49.91	$53.14	$46.39	$36.54	$29.23

Total return (4)	(4.09)%	16.71%	29.70%	27.84%	(4.67)%

Ratios and supplemental data:
Net assets, end of year (in 000’s)	$6,257,309	$8,575,617	$6,860,109	$3,196,212	$2,361,086
Ratio of expenses to average net assets	0.15%	0.15%	0.17%	0.18%	0.19%
Ratio of net investment income (loss) to average net assets	1.95%	1.93%	2.19%	2.26%	1.96%
Portfolio turnover rate (5)	5.79%	2.80%	6.23%	7.63%	4.01%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Broker commission charges are not included in the calculation.
(5)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each year

	The Materials Select Sector SPDR Fund
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	9/30/15	9/30/14	9/30/13	9/30/12	9/30/11

Net asset value, beginning of year	$49.58	$42.00	$36.80	$29.36	$32.79

Income (loss) from investment operations:
Net investment income (1)	0.93	0.95	0.98	0.75	0.76	(2)
Net realized and unrealized gain (loss) (3)	(9.50)	7.57	5.21	7.41	(3.30)

Total from investment operations	(8.57)	8.52	6.19	8.16	(2.54)

Net equalization credits and charges (1)	(0.11)	0.00 (4)	0.02	0.03	(0.07)

Distributions to shareholders from:
Net investment income	(0.96)	(0.94)	(1.01)	(0.75)	(0.82)

Net asset value, end of year	$39.94	$49.58	$42.00	$36.80	$29.36

Total return (5)	(17.75)%	20.36%	17.09%	28.06%	(8.45)%

Ratios and supplemental data:
Net assets, end of year (in 000’s)	$1,942,121	$5,182,235	$3,585,702	$2,359,724	$1,643,186
Ratio of expenses to average net assets	0.15%	0.15%	0.17%	0.18%	0.19%
Ratio of net investment income (loss) to average net assets	1.94%	2.02%	2.50%	2.11%	2.02	%(2)
Portfolio turnover rate (6)	9.31%	6.72%	6.07%	11.58%	13.86%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Net investment income per share and the ratio of net investment income to average assets reflects receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.09 per share and 0.23% of average net assets. If the special dividends were not received during the year ended September 30, 2011, the total return would have been (8.77)%.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Amount is less than $0.005 per share.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Broker commission charges are not included in the calculation.
(6)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each year

	The Technology Select Sector SPDR Fund
	Year	Year	Year		Year	Year
	Ended	Ended	Ended		Ended	Ended
	9/30/15	9/30/14	9/30/13		9/30/12	9/30/11

Net asset value, beginning of year	$39.89	$32.04	$30.83		$23.59	$23.02

Income (loss) from investment operations:
Net investment income (1)	0.75	0.68	0.61		0.43	0.36
Net realized and unrealized gain (loss) (2)	(0.30)	7.86	1.20		7.23	0.57

Total from investment operations	0.45	8.54	1.81		7.66	0.93

Net equalization credits and charges (1)	(0.01)	(0.01)	(0.00	)(3)	0.02	0.01

Distributions to shareholders from:
Net investment income	(0.77)	(0.68)	(0.60)		(0.44)	(0.37)

Net asset value, end of year	$39.56	$39.89	$32.04		$30.83	$23.59

Total return (4)	1.04%	26.75%	5.99%		32.76%	3.97%

Ratios and supplemental data:
Net assets, end of year (in 000’s)	$11,382,284	$13,854,341	$11,714,309		$10,679,945	$6,563,923
Ratio of expenses to average net assets	0.15%	0.15%	0.17%		0.18%	0.19%
Ratio of net investment income (loss) to average net assets	1.80%	1.85%	1.99%		1.53%	1.41%
Portfolio turnover rate (5)	5.09%	10.16%	3.93%		5.28%	4.95%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Broker commission charges are not included in the calculation.
(5)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a Select Sector SPDR share outstanding throughout each year

	The Utilities Select Sector SPDR Fund
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	9/30/15	9/30/14	9/30/13	9/30/12	9/30/11

Net asset value, beginning of year	$42.10	$37.36	$36.39	$33.62	$31.38

Income (loss) from investment operations:
Net investment income (1)	1.57	1.49	1.47	1.42	1.35
Net realized and unrealized gain (loss) (2)	1.22	4.77	1.01	2.80	2.15

Total from investment operations	2.79	6.26	2.48	4.22	3.50

Net equalization credits and charges (1)	(0.04)	(0.03)	(0.04)	(0.02)	0.09

Distributions to shareholders from:
Net investment income	(1.56)	(1.49)	(1.47)	(1.43)	(1.35)

Net asset value, end of year	$43.29	$42.10	$37.36	$36.39	$33.62

Total return (3)	6.51%	16.83%	6.78%	12.64%	11.63%

Ratios and supplemental data:
Net assets, end of year (in 000’s)	$6,639,689	$5,468,273	$5,175,145	$6,058,825	$6,641,623
Ratio of expenses to average net assets	0.15%	0.15%	0.17%	0.18%	0.19%
Ratio of net investment income (loss) to average net assets	3.52%	3.67%	3.93%	3.99%	4.17%
Portfolio turnover rate (4)	4.23%	4.96%	3.53%	4.23%	3.20%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of the Fund. Broker commission charges are not included in the calculation.
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2015

1.	Organization

The Select Sector SPDR Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company that was organized as a Massachusetts Business Trust on June 10, 1998. The investment objective of each Select Sector SPDR Fund is to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in a particular sector or group of industries, as represented by a corresponding benchmark index (each a “Select Sector Index”). Each of the Select Sector Indices that is the benchmark for a Select Sector SPDR Fund is intended to give investors an efficient, modified market capitalization-based way to track the movement of baskets of equity securities of public companies that are components of the S&P 500 and are included in a particular sector or group of industries. The Declaration of Trust authorizes an unlimited number of shares of beneficial interest at a $0.01 par value. As of September 30, 2015, the Trust comprised nine funds (each a “Fund” or “Select Sector SPDR Fund” and collectively the “Funds” or “Select Sector SPDR Funds”) as follows:

The Consumer Discretionary Select Sector SPDR Fund
The Consumer Staples Select Sector SPDR Fund
The Energy Select Sector SPDR Fund
The Financial Select Sector SPDR Fund
The Health Care Select Sector SPDR Fund
The Industrial Select Sector SPDR Fund
The Materials Select Sector SPDR Fund
The Technology Select Sector SPDR Fund
The Utilities Select Sector SPDR Fund

Each Fund is classified as a non-diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies (“ASC 946”). The accounting records of the Funds are maintained in U.S. dollars.

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments. Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act, and in accordance with Trust procedures to stabilize net asset value.

In the event prices or quotations are not readily available or that the application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s respective Select Sector Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. Various inputs are used in determining the value of Funds’ investments. These inputs are categorized into a hierarchy consisting of three broad levels for financial reporting purposes.

The Funds value their assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar investments in markets that are not considered to be active, inputs other than quoted prices that are observable for the investments (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The aggregate value of investments by input level as of September 30, 2015, is included at each Fund’s Schedules of Investments. The Funds did not hold any investments valued using Level 2 or Level 3 inputs as of September 30, 2015. The Funds had no transfers between levels for the year ended September 30, 2015.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Certain Funds invest in Real Estate Investment Trusts (“REITs”). REITs will determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions as dividend income initially and re-designate the prior calendar year’s return of capital or capital gain distributions at year end. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Equalization

All the Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Select Sector SPDR shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of Select Sector SPDR shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Federal Income Tax

Each Fund has qualified and intends to continue to qualify for and elect treatment as a “regulated investment company” (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions, if any, are determined in accordance with income tax regulations which may differ from U.S. GAAP. These book-tax differences are primarily due to differing treatments for in-kind transactions, REITs and losses deferred due to wash sales.

Accounting Standards Codification 740, Income Taxes (“ASC 740”), established financial accounting and disclosure requirements for recognition and measurement of tax positions taken, and whether those tax positions are more likely than not to be sustained upon examination by the applicable taxing authority based on the technical merits of the position. For the current and prior three tax years (open tax years) as of September 30, 2015, each Fund has determined that no provision for income tax is required in its financial statements. In addition, no Fund has recognized any liabilities relating to tax positions considered to be uncertain tax positions for the current year or prior years. The Funds may be subject to potential examinations by certain taxing authorities, including the United States of America, the Commonwealth of Massachusetts and the State of New York, for all open tax years. A Fund would recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the year ended September 30, 2015. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of each Fund’s investments may change over time based on factors including, but not limited to, new tax laws, regulations, and interpretations thereof.

For the year ended September 30, 2015, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (See Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

Net Gain (Loss)
Reclassified to
Paid in Capital

The Consumer Discretionary Select Sector SPDR Fund	$939,227,330
The Consumer Staples Select Sector SPDR Fund	853,047,781
The Energy Select Sector SPDR Fund	429,313,257
The Financial Select Sector SPDR Fund	1,864,534,274
The Health Care Select Sector SPDR Fund	1,956,663,458
The Industrial Select Sector SPDR Fund	678,674,648
The Materials Select Sector SPDR Fund	271,787,645

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

Net Gain (Loss)
Reclassified to
Paid in Capital

The Technology Select Sector SPDR Fund	$1,663,254,028
The Utilities Select Sector SPDR Fund	343,753,288

At September 30, 2015, the Funds had the following capital loss carryforwards, which may be utilized to offset any net realized capital gains, expiring September 30:

					Non-Expiring —	Non-Expiring —
	2016	2017	2018	2019	Short Term	Long Term

The Consumer Discretionary Select Sector SPDR Fund	$4,343,910	$17,652,701	$44,152,294	$41,068,081	$76,176,414	$98,467,770
The Consumer Staples Select Sector SPDR Fund	2,872,408	—	3,835,906	7,952,209	—	96,594,540
The Energy Select Sector SPDR Fund	16,887,031	46,397,013	932,038,288	120,300,080	135,116,135	528,991,782
The Financial Select Sector SPDR Fund	41,633,377	423,127,850	90,041,088	5,257,095	91,312,563	80,162,799
The Health Care Select Sector SPDR Fund	—	—	—	—	—	—
The Industrial Select Sector SPDR Fund	5,756,566	15,013,076	80,582,108	27,687,839	30,519,334	137,592,974
The Materials Select Sector SPDR Fund	2,396,678	34,304,196	254,329,658	159,773,879	114,295,404	214,281,828
The Technology Select Sector SPDR Fund	64,942,837	121,713,434	135,090,209	61,133,352	47,244,494	394,210,525
The Utilities Select Sector SPDR Fund	—	23,780,627	83,031,840	104,752,494	4,878,484	180,941,193

During the tax year ended September 30, 2015, the Funds utilized/expired capital loss carryforwards in the following amounts:

	Amount Utilized	Amount Expired

The Consumer Discretionary Select Sector SPDR Fund	$—	$7,544,551
The Consumer Staples Select Sector SPDR Fund	—	175,734
The Energy Select Sector SPDR Fund	—	94,186,580
The Financial Select Sector SPDR Fund	747,942	10,349,660
The Health Care Select Sector SPDR Fund	138,671,590	—
The Industrial Select Sector SPDR Fund	—	7,287,655
The Materials Select Sector SPDR Fund	—	400,900
The Technology Select Sector SPDR Fund	—	149,073,403
The Utilities Select Sector SPDR Fund	—	4,942,581

Under current tax laws, certain capital and foreign currency losses realized after October 31 and ordinary income losses realized after December 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds did not have any Post October Capital Loss Deferral or Late Year Ordinary Loss Deferral for the fiscal year ended September 30, 2015.

For the year ended September 30, 2015, there were no significant differences between the book basis and the tax basis character of distributions to shareholders.

The tax character of distributions paid during the year ended September 30, 2015, were as follows:

Ordinary
Income

The Consumer Discretionary Select Sector SPDR Fund	$141,863,192
The Consumer Staples Select Sector SPDR Fund	219,475,250
The Energy Select Sector SPDR Fund	325,192,963

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

Ordinary
Income

The Financial Select Sector SPDR Fund	$347,890,956
The Health Care Select Sector SPDR Fund	192,095,009
The Industrial Select Sector SPDR Fund	163,721,601
The Materials Select Sector SPDR Fund	53,406,362
The Technology Select Sector SPDR Fund	237,080,009
The Utilities Select Sector SPDR Fund	227,496,268

The tax character of distributions paid during the year ended September 30, 2014, were as follows:

Ordinary
Income

The Consumer Discretionary Select Sector SPDR Fund	$86,551,171
The Consumer Staples Select Sector SPDR Fund	178,039,665
The Energy Select Sector SPDR Fund	197,189,804
The Financial Select Sector SPDR Fund	302,622,182
The Health Care Select Sector SPDR Fund	145,423,087
The Industrial Select Sector SPDR Fund	178,042,269
The Materials Select Sector SPDR Fund	96,023,771
The Technology Select Sector SPDR Fund	236,118,035
The Utilities Select Sector SPDR Fund	198,977,276

As of September 30, 2015, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed
	Ordinary	Long-Term	Net Unrealized
	Income	Capital Gains	(Depreciation)

The Consumer Discretionary Select Sector SPDR Fund	$—	$—	$(386,365,633)
The Consumer Staples Select Sector SPDR Fund	6,426,535	—	(408,878,145)
The Energy Select Sector SPDR Fund	—	—	(5,221,315,879)
The Financial Select Sector SPDR Fund	—	—	(1,265,776,283)
The Health Care Select Sector SPDR Fund	2,503,052	—	(1,103,489,921)
The Industrial Select Sector SPDR Fund	—	—	(1,087,319,824)
The Materials Select Sector SPDR Fund	5,401,882	—	(718,368,250)
The Technology Select Sector SPDR Fund	—	—	(136,755,535)
The Utilities Select Sector SPDR Fund	15,966,600	—	(721,313,820)

Distributions

Each Fund declares and distributes dividends from net investment income, if any, to its shareholders quarterly. Each Fund declares and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.

3.	Fees and Compensation paid to Affiliates and other Related Party Transactions

Advisory Fees

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Funds, each Fund pays the Adviser a fee accrued daily and paid monthly. The advisory fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based on the relative net assets of each Fund. The

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

advisory fee is a sliding scale fee calculated as follows: (i) 0.05% of average daily net assets of the Trust up to the first $12.5 billion of net assets; (ii) 0.04% of average daily net assets of the Trust up to the next $17.5 billion of net assets; (iii) 0.035% of average daily net assets of the Trust up to the next $20.0 billion of net assets; (iv) 0.03% of average daily net assets of the Trust up to the next $50.0 billion of net assets; (v) 0.0285% of average daily net assets of the Trust up to the next $50.0 billion of net assets; (vi) 0.0271% of average daily net assets of the Trust up to the next $50.0 billion of net assets; and (vii) 0.0256% of average daily net assets on the remainder of net assets of the Trust. From time to time, the Adviser may waive all or a portion of its fees. The Adviser did not waive any of its fees in the current period.

Unitary Fee

Effective June 1, 2015, SSGA FM serves as Administrator and State Street Bank and Trust Company (“State Street”) serves as Sub-Administrator to each Fund of the Trust. A “unitary” fee is paid by each Fund to SSGA FM for administration services as well as to State Street for sub-administration, custody and transfer agency services provided to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. The unitary fee is a sliding scale fee calculated as follows: (i) 0.07% of average daily net assets up to the first $4.5 billion of net assets of the Trust; (ii) 0.05% of average daily net assets up to the next $4.5 billion of net assets of the Trust; (iii) 0.03% of average daily net assets up to the next $3.5 billion of net assets of the Trust; (iv) 0.015% of average daily net assets up to the next $10.0 billion of net assets of the Trust; and (v) 0.0075% of average daily net assets on the remainder of net assets of the Trust. SSGA FM and State Street each receive a portion of the unitary fee. Prior to June 1, 2015, State Street served as Administrator. The unitary fee paid by the Funds was not changed as a result of the Administrator and Sub-Administrator appointments on June 1, 2015. SSGA FM and State Street are wholly owned subsidiaries of State Street Corporation.

Distributor

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay fees, including fees to the Distributor, at an annualized rate of 0.25% of the average daily net assets of the Fund. Effective January 31, 2014, the Board limited each Fund’s 12b-1 fee to 0.044% of its average daily net assets. Effective October 1, 2015, the Board has limited each Fund’s 12b-1 fee to 0.04% or its average daily net assets through at least January 31, 2017.

Trustees’ Fees

Effective January 1, 2015, the Trust pays each Trustee who is not an “interested person” (as defined in the 1940 Act) (each, an “Independent Trustee”) an annual fee of $90,000 plus a per meeting fee of $8,000 for each regularly scheduled meeting of the Board attended by the Trustee (whether in person or telephonically) (prior to January 1, 2015, the per meeting fee was $7,000) and $2,500 for each non-regularly scheduled telephonic meeting. The Chairman of the Board (who is an Independent Trustee) receives an additional fee of $30,000 per year. Audit Committee members receive $4,000 per committee meeting attended and Nominating and Governance Committee members receive $4,000 per committee meeting attended (prior to January 1, 2015, the Nominating and Governance Committee per meeting fee was $3,500). The Chairman of the Audit Committee receives an additional fee of $9,000 per year and per the Chairman of the Nominating and Governance Committee receives an additional fee of $8,000 per year. Effective January 1, 2015, the Trustee serving as Chair of the Business Continuity Management Team receives an annual fee of $1,000 for these services. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings.

License Fees

Standard and Poor’s Financial Services LLC, an affiliate of The McGraw-Hill Companies (“S&P”), NYSE Arca, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of Bank of America Corporation (“BofA Merrill Lynch”), have entered into a license agreement with respect to each Select Sector Index. The Trust has entered into a

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

sub-license agreement whereby the Trust agrees to pay a sub-license fee per annum (i) to S&P equal to the greater of 0.03% of the aggregate net assets of the Trust up to $50 billion and 0.02% on the remainder of the assets of the Trust and (ii) to BofA Merrill Lynch equal to 0.03% of the aggregate net assets of the Trust up to $35 billion, 0.02% of the aggregate net assets of the Trust from $35 billion up to and including $50 billion and 0.01% on the remainder of net assets of the Trust over $50 billion. The fees to S&P and BofA Merrill Lynch are payable on a quarterly basis. Each Select Sector SPDR Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each Fund.

Securities Lending Agent Fees

State Street also acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated November 28, 2007. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”) for which SSGA FM serves as investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 7 for additional information regarding securities lending.

For the year ended September 30, 2015, State Street earned securities lending agent fees as follows:

Securities Lending
Agent Fees

The Consumer Discretionary Select Sector SPDR Fund	$181,435
The Consumer Staples Select Sector SPDR Fund	23,030
The Energy Select Sector SPDR Fund	893,068
The Financial Select Sector SPDR Fund	33,546
The Health Care Select Sector SPDR Fund	45,725
The Industrial Select Sector SPDR Fund	61,670
The Materials Select Sector SPDR Fund	9,326
The Technology Select Sector SPDR Fund	83,500
The Utilities Select Sector SPDR Fund	52,466

Transactions with Affiliated Issuers

The Financial Select Sector SPDR Fund has invested in an affiliated company, State Street Corporation. Amounts relating to this investment at September 30, 2015, and for the year then ended are:

Number of							Number of
Shares Held	Cost at	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
at 9/30/14	9/30/14	9/30/14	Cost	Shares	Proceeds	Shares	at 9/30/15	9/30/15	Income	Gain/(Loss)

2,748,970	$188,486,334	$202,351,682	$161,212,341	2,123,996	$180,009,443	2,428,338	2,444,628	$164,303,448	$3,333,867	$14,303,904

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund — Premier Class (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by a Fund from affiliated money market funds are recorded as dividend income on securities of affiliated issuers. In addition, cash collateral from lending activities is invested in Prime Portfolio, for which SSGA FM serves as the investment adviser.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

Amounts related to investments in Prime Portfolio and/or Liquid Reserves Fund at September 30, 2015 and for the year then ended are:

	Value at	Purchased		Sold		Value at
Prime Portfolio	9/30/14	Cost	Shares	Proceeds	Shares	9/30/15	Income

The Consumer Discretionary Select Sector SPDR Fund	$253,740,675	$2,891,210,781	2,891,210,781	$2,775,950,298	2,775,950,298	$369,001,158	$900,149
The Consumer Staples Select Sector SPDR Fund	111,397,278	747,750,524	747,750,524	700,717,000	700,717,000	158,430,802	102,672
The Energy Select Sector SPDR Fund	222,963,581	3,511,558,493	3,511,558,493	3,145,745,193	3,145,745,193	588,776,881	4,964,101
The Financial Select Sector SPDR Fund	101,674,092	1,100,181,431	1,100,181,431	957,237,164	957,237,164	244,618,359	147,910
The Health Care Select Sector SPDR Fund	279,462,473	4,246,449,541	4,246,449,541	4,397,905,673	4,397,905,673	128,006,341	223,139
The Industrial Select Sector SPDR Fund	231,353,393	1,361,670,310	1,361,670,310	1,468,292,546	1,468,292,546	124,731,157	268,129
The Materials Select Sector SPDR Fund	3,878,146	778,827,208	778,827,208	628,002,109	628,002,109	154,703,245	41,316
The Technology Select Sector SPDR Fund	258,010,951	3,026,277,067	3,026,277,067	2,869,331,096	2,869,331,096	414,956,922	410,203
The Utilities Select Sector SPDR Fund	306,777,957	2,312,120,745	2,312,120,745	2,497,531,187	2,497,531,187	121,367,515	204,014

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/14	Cost	Shares	Proceeds	Shares	9/30/15	Income

The Consumer Discretionary Select Sector SPDR Fund	$4,710,998	$263,713,648	263,713,648	$257,660,558	257,660,558	$10,764,088	$25,162
The Consumer Staples Select Sector SPDR Fund	1,856,357	476,406,417	476,406,417	472,423,319	472,423,319	5,839,455	22,733
The Energy Select Sector SPDR Fund	9,138,489	569,924,034	569,924,034	569,326,945	569,326,945	9,735,578	30,439
The Financial Select Sector SPDR Fund	36,459,036	600,624,182	600,624,182	601,037,200	601,037,200	36,046,018	38,612
The Health Care Select Sector SPDR Fund	3,995,502	521,672,612	521,672,612	516,456,798	516,456,798	9,211,316	23,520
The Industrial Select Sector SPDR Fund	4,644,591	331,091,017	331,091,017	330,331,578	330,331,578	5,404,030	16,089
The Materials Select Sector SPDR Fund	1,641,226	80,601,425	80,601,425	81,965,135	81,965,135	277,516	4,550
The Technology Select Sector SPDR Fund	29,180,725	509,152,035	509,152,035	514,571,355	514,571,355	23,761,405	26,974
The Utilities Select Sector SPDR Fund	16,060,468	373,965,868	373,965,868	378,419,169	378,419,169	11,607,167	16,185

Contribution from Affiliate

On September 30, 2015, State Street made a contribution of $461,741 to The Financial Select Sector SPDR Fund in connection with processing a class action distribution.

4.	Shareholder Transactions

Fund shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally permitted on an in-kind only basis, with a separate cash payment which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Funds’ custodian and are used to cover related expenses.

5.	Aggregate Unrealized Appreciation and Depreciation

As of September 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

The Consumer Discretionary Select Sector SPDR Fund	$10,866,459,054	$515,260,146	$901,625,779	$(386,365,633)
The Consumer Staples Select Sector SPDR Fund	7,851,737,154	125,804,297	534,682,442	(408,878,145)
The Energy Select Sector SPDR Fund	16,899,018,292	46,029,538	5,267,345,417	(5,221,315,879)
The Financial Select Sector SPDR Fund	18,300,093,847	126,815,849	1,392,592,132	(1,265,776,283)
The Health Care Select Sector SPDR Fund	14,091,012,183	103,888,585	1,207,378,506	(1,103,489,921)

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

The Industrial Select Sector SPDR Fund	$7,460,230,536	$12,953,243	$1,100,273,067	$(1,087,319,824)
The Materials Select Sector SPDR Fund	2,811,718,307	2,119,976	720,488,226	(718,368,250)
The Technology Select Sector SPDR Fund	11,941,697,292	685,366,033	822,121,568	(136,755,535)
The Utilities Select Sector SPDR Fund	7,467,403,600	41,744,122	763,057,943	(721,313,821)

6.	Investment Transactions

For the year ended September 30, 2015, the Trust had in-kind contributions, in-kind redemptions and in-kind net realized gain/(loss) as follows:

			Realized
	Contributions	Redemptions	Gain/(Loss)

The Consumer Discretionary Select Sector SPDR Fund	$12,756,836,081	$9,983,237,384	$940,205,435
The Consumer Staples Select Sector SPDR Fund	8,626,862,614	9,412,995,326	853,047,781
The Energy Select Sector SPDR Fund	20,695,495,863	15,142,524,701	445,783,078
The Financial Select Sector SPDR Fund	15,076,280,447	16,320,763,481	1,869,343,721
The Health Care Select Sector SPDR Fund	14,178,965,970	12,579,322,005	1,958,190,156
The Industrial Select Sector SPDR Fund	11,188,310,771	13,146,187,755	698,548,349
The Materials Select Sector SPDR Fund	4,076,420,378	6,714,247,243	284,078,159
The Technology Select Sector SPDR Fund	5,579,559,773	7,837,191,314	1,668,215,571
The Utilities Select Sector SPDR Fund	11,541,108,513	10,389,320,696	358,695,373

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes in Net Assets. The table represents the accumulation of the Funds’ daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any income equalization or cash component of the transactions.

Purchases and sales of investment (excluding in-kind transactions and short term investments) for the year ended September 30, 2015 were as follows:

	Purchases	Sales

The Consumer Discretionary Select Sector SPDR Fund	$687,317,002	$602,126,238
The Consumer Staples Select Sector SPDR Fund	365,704,790	247,071,138
The Energy Select Sector SPDR Fund	669,423,978	675,096,657
The Financial Select Sector SPDR Fund	635,336,268	635,335,085
The Health Care Select Sector SPDR Fund	762,280,782	434,532,446
The Industrial Select Sector SPDR Fund	456,987,962	459,526,806
The Materials Select Sector SPDR Fund	278,179,805	277,081,219
The Technology Select Sector SPDR Fund	652,571,680	657,109,302
The Utilities Select Sector SPDR Fund	287,833,861	278,824,029

7.	Securities Lending

Each Fund may lend securities up to 25% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to 102% of the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral held with respect to a loaned security may be temporarily more or less than the value of a security on loan due to market fluctuation of security values. With respect to each loan, if on any

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

business day the aggregate market value of securities of collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject to the loan, the borrower will be notified to provide additional collateral on the next business day. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially (“counterparty risk”). In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of September 30, 2015 and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities and Schedules of Investments. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of September 30, 2015:

	Market Value of		Non-Cash
Fund	Securities on Loan	Cash Collateral	Collateral*	Total Collateral

The Consumer Discretionary Select Sector SPDR Fund	$508,239,838	$369,001,158	$140,940,362	$509,941,520
The Consumer Staples Select Sector SPDR Fund	180,338,619	158,430,802	25,694,034	184,124,836
The Energy Select Sector SPDR Fund	649,933,674	588,776,881	60,018,154	648,795,035
The Financial Select Sector SPDR Fund	301,703,753	244,618,359	60,093,878	304,712,237
The Health Care Select Sector SPDR Fund	154,877,604	128,006,341	26,190,942	154,197,283
The Industrial Select Sector SPDR Fund	338,424,065	124,731,157	217,761,321	342,492,478
The Materials Select Sector SPDR Fund	158,023,914	154,703,245	153,631	154,856,876
The Technology Select Sector SPDR Fund.	458,399,457	414,956,922	43,552,543	458,509,465
The Utilities Select Sector SPDR Fund	176,256,132	121,367,515	55,180,611	176,548,126

*	The non-cash collateral includes US Treasuries and US Government Agency securities.

8.	Concentration Risk

A Fund’s assets will generally be concentrated in an industry or group of industries to the extent that the Fund’s underlying index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, a Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries.

9.	Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) — Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements, reverse repurchase agreements and other similar transactions accounted for as secured borrowings, including securities lending. Management is evaluating the impact, if any, of this standard on the Funds’ financial statement and related disclosures, which would first be effective for annual and interim reporting periods beginning after December 15, 2014.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2015

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

THE SELECT SECTOR SPDR TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
the Select Sector SPDR Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the The Consumer Discretionary Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Health Care Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Materials Select Sector SPDR Fund, The Technology Select Sector SPDR Fund and The Utilities Select Sector SPDR Fund, (each a “Fund”) comprising the Select Sector SPDR Trust (the “Trust”) at September 30, 2015, the results of each of their operations for the period then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2015 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
November 25, 2015

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION
September 30, 2015 (Unaudited)

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, distribution (12b-1) fees, administration, custodian and transfer agent fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at April 1, 2015 and held for the six months ended September 30, 2015.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. If you buy or sell Select Sector SPDR Fund shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				Expenses Paid
	Annualized	Beginning Account	Ending Account	During Period*
	Expense	Value	Value	4/1/15 to
	Ratio	4/1/15	9/30/15	9/30/15

Actual
The Consumer Discretionary Select Sector SPDR Fund	0.14%	$1,000	$992.60	$0.70
The Consumer Staples Select Sector SPDR Fund	0.14%	$1,000	$980.60	$0.70
The Energy Select Sector SPDR Fund	0.14%	$1,000	$803.40	$0.63
The Financial Select Sector SPDR Fund	0.14%	$1,000	$949.00	$0.68
The Health Care Select Sector SPDR Fund	0.14%	$1,000	$918.80	$0.67
The Industrial Select Sector SPDR Fund	0.14%	$1,000	$903.80	$0.67
The Materials Select Sector SPDR Fund	0.14%	$1,000	$826.60	$0.64
The Technology Select Sector SPDR Fund	0.14%	$1,000	$962.40	$0.69
The Utilities Select Sector SPDR Fund	0.14%	$1,000	$993.10	$0.70
Hypothetical (assuming a 5% return before expenses)
The Consumer Discretionary Select Sector SPDR Fund	0.14%	$1,000	$1,024.37	$0.71

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (continued)
September 30, 2015 (Unaudited)

				Expenses Paid
	Annualized	Beginning Account	Ending Account	During Period*
	Expense	Value	Value	4/1/15 to
	Ratio	4/1/15	9/30/15	9/30/15

The Consumer Staples Select Sector SPDR Fund	0.14%	$1,000	$1,024.37	$0.71
The Energy Select Sector SPDR Fund	0.14%	$1,000	$1,024.37	$0.71
The Financial Select Sector SPDR Fund	0.14%	$1,000	$1,024.37	$0.71
The Health Care Select Sector SPDR Fund	0.14%	$1,000	$1,024.37	$0.71
The Industrial Select Sector SPDR Fund	0.14%	$1,000	$1,024.37	$0.71
The Materials Select Sector SPDR Fund	0.14%	$1,000	$1,024.37	$0.71
The Technology Select Sector SPDR Fund	0.14%	$1,000	$1,024.37	$0.71
The Utilities Select Sector SPDR Fund	0.14%	$1,000	$1,024.37	$0.71

*	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2015.

Percentage of distributions which qualify for the corporate dividends received deduction:

Percentage

The Consumer Discretionary Select Sector SPDR Fund	99.68%
The Consumer Staples Select Sector SPDR Fund	100.00%
The Energy Select Sector SPDR Fund	89.52%
The Financial Select Sector SPDR Fund	80.35%
The Health Care Select Sector SPDR Fund	73.86%
The Industrial Select Sector SPDR Fund	96.73%
The Materials Select Sector SPDR Fund	93.46%
The Technology Select Sector SPDR Fund	94.72%
The Utilities Select Sector SPDR Fund	97.22%

For the fiscal year ended September 30, 2015 certain dividends paid by the Trust may be designated as qualified dividend income and subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2015 Form 1099-DIV.

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the net asset value of the Fund during the past calendar year can be found at www.sectorspdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities is available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (continued)
September 30, 2015 (Unaudited)

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters of each fiscal year, the complete schedule of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Qs are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information in the Form N-Q is available upon request, without charge, by calling 1-866-Sector-ETF (732-8673).

Advisory Contract Renewal

At an in-person meeting held on May 29, 2015 (the “May Meeting”), the Trustees of The Select Sector SPDR® Trust (the “Trust”) considered the renewal of the Amended and Restated Investment Advisory Agreement dated December 1, 2003, as amended most recently as of June 1, 2014 (the “Agreement”), between the Trust and SSGA Funds Management, Inc. (the “Adviser”) with respect to the nine series of the Trust (the “Funds”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), also met separately with their independent legal counsel during a meeting held on April 22, 2015 (the “April Meeting”) to consider the Agreement and the materials provided by the Adviser and State Street Bank and Trust Company (“State Street”) in response to a request from independent legal counsel on their behalf. The April Meeting included a presentation by representatives of the Adviser and State Street during which the Independent Trustees and independent legal counsel were able to pose questions. Following the April Meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and those materials were considered at the May Meeting. In deciding whether to renew the Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Agreement, (ii) the investment performance of the Funds, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliate, State Street, from their relationships with the Trust, and (iv) the extent to which economies of scale would be realized if and as the Funds grow and whether the fee levels in the Agreement reflect these economies of scale.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior experience as Trustees of the Trust as well as on the materials provided for purposes of reviewing the Agreement. They noted that under the Agreement the Adviser is responsible for managing the investment operations of each of the Funds in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Trustees; for providing necessary and appropriate reports and information to the Trustees; for maintaining all necessary books and records pertaining to the Trust’s securities transactions; and for furnishing each Fund with the assistance, cooperation and information necessary for the Fund to meet various legal requirements regarding registration and reporting. They noted the distinctive nature of the Funds, as exchange-traded funds (“ETFs”) investing in sectors of the S&P 500 Index, and the experience and expertise appropriate in an adviser to funds of that nature. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations of the Trust, and the responsibilities of the latter with respect to the Funds. They also considered the resources, operational structures and practices of the Adviser in managing the Funds’ portfolios, in monitoring and securing each Fund’s compliance with its investment objective and policies and with applicable law and regulations, and in seeking best execution of portfolio transactions. Drawing upon the materials provided and their general knowledge of the business of the Adviser and its affiliate, State Street Global Advisors (“SSGA”), with which the Adviser shares all of its senior personnel, the Trustees took into account the experience, resources and strength of the Adviser and its affiliates in the areas of indexed products generally and ETFs in particular. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Trust were appropriate, had been of high quality, and could be expected to remain so.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (continued)
September 30, 2015 (Unaudited)

Investment Performance of the Funds

The Trustees noted that, in view of the distinctive investment objective of the Funds, the investment performance of the Funds in absolute terms was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Trustees was the extent to which each Fund achieved its objective to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in its applicable index. Drawing upon information provided at the May Meeting and at the April Meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Funds had in fact tracked their sector indexes within an acceptable range; they further concluded, on the basis of the data available (see discussion in “Comparison of Fees and Expense Ratios” below), that the expense ratios of the Funds were among the lowest of all of their direct competitors, and had been trending even lower. Moreover, none of the Funds generated any taxable gain during the most recent fiscal year. Accordingly, they concluded that the performance of each Fund was satisfactory.

Profitability to the Adviser and its Affiliates

The Trustees considered the profitability of the advisory arrangement with the Funds to the Adviser and of the Trust’s relationship with the Adviser’s affiliate, State Street, in its role as Administrator, Transfer Agent and Custodian. The Trustees also considered the profitability from the fees received and income earned by State Street as Securities Lending Agent for the Trust. The Trustees received data on the Funds’ profitability to the Adviser for calendar year 2014 as well as 2013 profitability data and restated 2013 profitability data reflecting changes to the method for computing profitability prompted by recommendations of an independent consultant, together with data on the Trust’s profitability to State Street for the same and prior periods. The Trustees reviewed with representatives from both the Adviser and State Street the methods by which expenses were allocated to the Trust and to each of the Funds, including further refinements made to the 2014 data. On the basis of this information and discussions at the April Meeting and the May Meeting with representatives of the Adviser and State Street, the Trustees concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability at current asset levels was not such as to render the advisory fee excessive.

Other Benefits to the Adviser or its Affiliates

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees noted that the Adviser does not currently use the Funds’ assets for, or participate in, third party soft dollar arrangements, although the Adviser may receive proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services. It was further noted that the Trust’s brokerage transactions are not effected through the Adviser or any of its affiliates. The Trustees noted that an affiliate of the Adviser serves the Trust as Administrator, Transfer Agent and Custodian, as well as Securities Lending Agent, and that at the April Meeting the Adviser’s representatives reviewed a proposal for the Adviser to become the Administrator for the Funds, effective June 1, 2015, with State Street to serve as sub-administrator, which, following the receipt of additional information relating to this proposal requested on behalf of the Independent Trustees, the Board approved at the May Meeting. The Trustees also noted that, based on their review of the arrangements for those services, any benefit the Adviser’s affiliate receives or had received from providing those services appears to be appropriate. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not such as to render the Adviser’s fees excessive.

Economies of Scale

On the basis of their discussions with management and their analysis of information provided at and prior to the Meeting, the Trustees determined that the nature of the Funds and their operations is such that the Adviser is likely to realize economies of scale in the management of the Funds as the Funds grow in size. They were also of the view that these economies of scale were being shared with the Funds by virtue of an advisory fee, set at a relatively low level since the inception of the Trust, that subsumed economies of scale in the fee itself. Furthermore, the Trustees took into consideration the fact that, in order to ensure that if and as the Funds grow in size the economies of scale resulting from this growth would be shared with the Funds, the Adviser and State Street had each previously agreed to institute one or more breakpoints in their respective fee schedules, and that the Adviser had agreed to amend the Agreement

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (continued)
September 30, 2015 (Unaudited)

effective February 1, 2011, to add a breakpoint at $30 billion of .035% and a breakpoint at $50 billion of .03%. The Trustees noted that in light of the continued growth in assets and the economies of scale being realized by the Adviser, in 2014 the Independent Trustees requested that the Adviser agree to additional breakpoints at higher asset levels, and that the Adviser then agreed to add a breakpoint at $100 billion of .0285%, a breakpoint at $150 billion of .0271% and a breakpoint at $200 billion of .0256%.

The Independent Trustees also noted that, effective February 1, 2011, State Street had agreed to amend its agreements as Administrator, Transfer Agent and Custodian for the Trust to add a breakpoint on Trust assets over $22.5 billion of .01%, and to voluntarily waive one-quarter of its fee on Trust assets over $22.5 billion, so that the effective fee on Trust assets over $22.5 billion was .0075%. The Independent Trustees noted that, in connection with their annual review of the agreements with State Street in 2011, State Street had agreed to the request of the Independent Trustees to amend the contracts effective February 1, 2012 to change the fee thereafter on Trust assets over $22.5 billion from .01% to .0075%. The Trustees noted that, in connection with the Adviser’s proposal to become Administrator to the Trust effective June 1, 2015, the Adviser and State Street agreed to continue the same aggregate fee schedule for administration, transfer agency and custody services for the Funds.

Comparison of Fees and Expense Ratios

In order better to evaluate the Funds’ advisory fee, the Independent Trustees requested information with respect to expense ratios and advisory fees of comparable funds, and the Adviser provided (1) data from Lipper Inc. on peer sector funds, and (2) data obtained from a Lipper Analytical database of peer sector funds, including both ETFs tracking indexes as well as mutual funds. The Independent Trustees also requested, and the Adviser provided, information on the advisory fees charged to other clients with comparable investment objectives, and reviewed the differences in services provided to the Adviser’s institutional accounts. The Trustees found that, because of the distinctive nature of the Funds, the universe of comparable funds was limited. Moreover, they noted that because many ETFs paid a unitary advisory fee, encompassing all or virtually all of the ETFs’ operating expenses, in many cases a Fund’s advisory fee, which covered only advisory services, would be misleadingly low relative to its competitors’. The Trustees then reviewed expense ratios and noted that the overall expense ratio of each Fund was among the lowest of its domestic sector ETF peers, but also noted that each Fund continued to be significantly larger than all of its ETF sector peers. The Independent Trustees noted that this had prompted them to request, in connection with their 2010 annual review of the Agreement and contracts with the Adviser’s affiliate, State Street, that new breakpoints be added to the fee schedules of both the Agreement and the unitary fee payable under the Administration Agreement, Custodian Agreement and Transfer Agency Agreement, and that the Adviser and State Street had agreed to changes to the fee schedules for the benefit of shareholders, effective February 1, 2011, as noted above. The Trustees noted that in light of further asset growth, the Adviser had agreed to additional breakpoints under the Agreement effective June 1, 2014, as noted above. The Trustees noted that at current asset levels, shareholders are benefiting from these breakpoints and should continue to benefit in the future with additional growth in assets. The Trustees concluded that the data available provided some indirect confirmation of the reasonableness of the Adviser’s fees.

Conclusion

The Trustees, including a majority of the Independent Trustees, as required by the 1940 Act, approved the continuance of the Agreement after weighing the foregoing factors, none of which was dispositive in itself. They reasoned that, considered in themselves, the nature and extent of the services provided by the Adviser were appropriate, that the performance of the Funds had been satisfactory, and that the Adviser could be expected to provide services of high quality. As to the Adviser’s fees for each Fund, the Trustees determined that the fees, considered in relation to the services provided, were fair and reasonable, that the Trust’s relationship with the Adviser and State Street was not so profitable as to render the fees at current asset levels excessive, that any additional benefits to the Adviser and/or State Street were not of a magnitude to materially affect the outcome of the Trustees’ conclusions, and that, especially in light of the breakpoints in the Adviser’s and State Street’s fee schedules, the fees shared economies of scale with the Funds.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (continued)
September 30, 2015 (Unaudited)

Investment Advisory Agreement for the New Funds

At an in-person meeting held on August 6, 2015 (the “Meeting”), the Trustees of The Select Sector SPDR® Trust (the “Trust”) considered the approval of the Amended and Restated Investment Advisory Agreement dated December 1, 2003, as amended (the “Agreement”), between the Trust and SSGA Funds Management, Inc. (the “Adviser”) with respect to two new series of the Trust, The Financial Services Select Sector SPDR Fund and The Real Estate Select Sector SPDR Fund (the “New Funds”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), also met separately with their independent legal counsel prior to and during the Meeting to consider the Agreement with respect to the New Funds and the materials provided by the Adviser and State Street Bank and Trust Company (“State Street”) in response to a request from independent legal counsel on their behalf. Additionally, at prior meetings, the Trustees considered renewal of the Agreement with respect to the other nine series of the Trust (collectively, with the New Funds, the “Funds”), and in connection with that consideration, they reviewed information presented by the Adviser, State Street and others related to the services that the Adviser will be providing to the New Funds under the Agreement. At the Meeting, representatives of the Adviser and State Street presented information regarding the Funds, including the New Funds, and responded to questions posed by the Independent Trustees. In deciding whether to approve the Agreement for the New Funds, the Trustees considered various factors, including (i) the nature, extent and quality of the services to be provided by the Adviser under the Agreement, (ii) the investment performance of the other nine series of the Trust, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliate, State Street, from their relationships with the Trust, and (iv) the extent to which economies of scale would be realized if and as the Funds grow and whether the fee levels in the Agreement reflect these economies of scale.

Nature, Extent and Quality of Services

In considering the nature, extent and quality of the services to be provided by the Adviser, the Trustees relied on their prior experience as Trustees of the Trust with regard to services currently provided by the Adviser as well as on the materials provided for purposes of reviewing the Agreement for the New Funds. They noted that under the Agreement the Adviser is responsible for managing the investment operations of each of the New Funds in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Trustees; for providing necessary and appropriate reports and information to the Trustees; for maintaining all necessary books and records pertaining to the Trust’s securities transactions; and for furnishing each New Fund with the assistance, cooperation and information necessary for the Fund to meet various legal requirements regarding registration and reporting. They noted the distinctive nature of the New Funds, as exchange-traded funds (“ETFs”) investing in sectors or groups of industries of the S&P 500 Index, and the experience and expertise of the Adviser with respect to the other series of the Trust. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations of the Trust, and the responsibilities of the latter with respect to the New Funds. They also considered the resources, operational structures and practices of the Adviser in managing the portfolios of the other series of the Trust, in monitoring and securing compliance by each other series of the Trust with its investment objective and policies and with applicable law and regulations, and in seeking best execution of portfolio transactions. Drawing upon the materials provided and their general knowledge of the business of the Adviser and its affiliate, State Street Global Advisors (“SSGA”), with which the Adviser shares all of its senior personnel, the Trustees took into account the experience, resources and strength of the Adviser and its affiliates in the areas of indexed products generally and ETFs in particular. On the basis of this review, the Trustees determined that the nature and extent of the services to be provided by the Adviser to the New Funds could be expected to be appropriate and of high quality.

Investment Performance of the Funds

The Trustees noted that, in view of the distinctive investment objective of the New Funds, the investment performance of the Funds in absolute terms will not be of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Trustees was the extent to which each New Fund will achieve its objective to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in its applicable index. Drawing upon information provided at prior meetings at

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (continued)
September 30, 2015 (Unaudited)

which the Trustees had considered the continuation of the Agreement with respect to the other series of the Trust, and upon reports provided to the Trustees by the Adviser throughout the year, they determined that the other series of the Trust had tracked their indexes within an acceptable range. Accordingly, they concluded that the performance of each New Fund could be expected to be satisfactory.

Profitability to the Adviser and its Affiliates

The Trustees considered the profitability of the advisory arrangement with the Trust to the Adviser and of the Trust’s relationship with the Adviser’s affiliate, State Street, in its role as Transfer Agent and Custodian. The Trustees also considered the profitability from the fees received and income earned by State Street as Securities Lending Agent for the other series of the Trust. The Trustees considered data on the profitability to the Adviser of the Agreement for the other nine series of the Trust, together with data on the Trust’s profitability to State Street, noting that the fees to be paid to the Adviser (and to State Street in its role as Transfer Agent, Custodian and Sub-Administrator) will be calculated based on the aggregate net assets of all of Funds, and then allocated pro rata to each Fund based on relative net assets. On the basis of this information and discussions at the Meeting with representatives of the Adviser and State Street, the Trustees concluded that the profitability at current asset levels was not such as to render the advisory fee to be paid by the New Funds to be excessive.

Other Benefits to the Adviser or its Affiliates

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees noted that the Adviser does not intend to use Fund assets for, or participate in, third party soft dollar arrangements, although the Adviser may receive proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services. It was further noted that the Trust’s brokerage transactions are not effected through the Adviser or any of its affiliates. The Trustees noted that effective June 1, 2015, the Adviser serves as Administrator to the Trust and that State Street, an affiliate of the Adviser, serves the Trust as Sub-Administrator (effective June 1, 2015), Transfer Agent and Custodian, as well as Securities Lending Agent, and that at the Meeting, the Trustees approved the Adviser and State Street serving in these roles for the New Funds. The Trustees noted that, based on their review of the arrangements for these services, any benefit the Adviser or the Adviser’s affiliate receives from providing those services appears to be appropriate. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust or will derive other benefits from their relationships with the Funds, including the New Funds, those benefits are not such as to render the Adviser’s fees excessive.

Economies of Scale

On the basis of their discussions with management and their analysis of information provided at and prior to the Meeting, the Trustees determined that the nature of the New Funds and the other series of the Trust and their operations is such that the Adviser is likely to realize economies of scale in the management of the Funds as the Funds grow in size. The Trustees considered that these economies of scale will be shared with the Funds by virtue of an advisory fee, set at a relatively low level since the inception of the Trust, that subsumes economies of scale in the fee itself, and that, if and as the Funds grow in size, the economies of scale resulting from this growth would be shared with the Funds, including the New Funds, by virtue of breakpoints in the respective fee schedules of the Adviser and State Street.

Comparison of Fees and Expense Ratios

In order better to evaluate the New Funds’ proposed advisory fee, the Independent Trustees requested information with respect to expense ratios and advisory fees of comparable funds, and the Adviser provided (1) data from Lipper Inc. on peer sector ETFs, and (2) data obtained from Morningstar on the largest ETFs tracking similar indexes. The Independent Trustees also requested, and the Adviser provided, information on the advisory fees charged to other clients with comparable investment objectives, and considered the differences in services provided to the Adviser’s institutional accounts. The Trustees found that, because of the distinctive nature of the Funds, the universe of comparable funds was limited. Moreover, they noted that because many ETFs paid a unitary advisory fee, encompassing all or virtually all of the ETFs’ operating expenses, in many cases a Fund’s proposed advisory fee, which

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (continued)
September 30, 2015 (Unaudited)

covered only advisory services, would be misleadingly low relative to its competitors’. The Trustees then reviewed expense ratios and noted that, pursuant to an expense limitation agreement agreed to by the Adviser, the overall expense ratio of each New Fund would be among the lowest of its domestic sector ETF peers. The Trustees concluded that the data available provided some indirect confirmation of the reasonableness of the Adviser’s fees.

Conclusion

The Trustees, including a majority of the Independent Trustees, as required by the 1940 Act, approved the Agreement for the New Funds after weighing the foregoing factors, none of which was dispositive in itself. They reasoned that, considered in themselves, the nature and extent of the services to be provided by the Adviser were expected to be appropriate, that the performance of the other series of the Trust had been satisfactory, and that the Adviser could be expected to provide services of high quality to the New Funds. As to the Adviser’s fees for each New Fund, the Trustees determined that the fees, considered in relation to the services to be provided, were fair and reasonable, that the Trust’s relationship with the Adviser and State Street was not so profitable as to render the fees at current asset levels excessive, that any additional benefits to the Adviser and/or State Street were not of a magnitude to materially affect the outcome of the Trustees’ conclusions, and that, especially in light of the breakpoints in the Adviser’s and State Street’s fee schedules and the expense cap agreement, the fees shared economies of scale with the New Funds.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (continued)
September 30, 2015 (Unaudited)

TRUSTEES AND OFFICERS OF THE TRUST

				Number of
				Portfolios
		Term of	Principal	in Fund	Other
		Office and	Occupation(s)	Complex	Directorships
Name, Address	Position(s)	Length of	During Past	Overseen	Held by Trustee
and Year of Birth	with Trust	Time Served	5 Years	by Trustee	During Past 5 Years

Independent Trustees
CHERYL BURGERMEISTER c/o The Select Sector SPDR Trust State Street Financial Center One Lincoln Street Boston, MA 02111 1951	Trustee, Chairman of the Board, Member of the Audit Committee, Member of the Nominating and Governance Committee	Unlimited Elected: October 1998	Retired; Finance Committee Member, Portland Community College Foundation (January 2001 to present); Active CPA in Oregon.	11	Lead Independent Director, ALPS Series Trust; Director and Member of the Audit and Nominating and Governance Committees, Russell Funds Complex.

GEORGE R. GASPARI c/o The Select Sector SPDR Trust State Street Financial Center One Lincoln Street Boston, MA 02111 1940	Trustee, Chairman of the Audit Committee, Member of the Nominating and Governance Committee	Unlimited Elected: October 1998	Retired; Financial Services Consultant (1996 to 2012).	11	Director and Member of the Audit Committee, Liberty All-Star Growth Fund, Inc.; Trustee and Member of the Audit Committee, Liberty All-Star Equity Fund.

ASHLEY T. RABUN* c/o The Select Sector SPDR Trust State Street Financial Center One Lincoln Street Boston, MA 02111 1952	Trustee, Member of the Audit Committee, Member of the Nominating and Governance Committee	Unlimited Appointed: October 2015	Retired; President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 to 2014).	11	Chairperson of the Board and Member of the Audit and Nominating Committees, Investment Managers Series Trust.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (continued)
September 30, 2015 (Unaudited)

				Number of
				Portfolios
		Term of	Principal	in Fund	Other
		Office and	Occupation(s)	Complex	Directorships
Name, Address	Position(s)	Length of	During Past	Overseen	Held by Trustee
and Year of Birth	with Trust	Time Served	5 Years	by Trustee	During Past 5 Years

ERNEST J. SCALBERG c/o The Select Sector SPDR Trust State Street Financial Center One Lincoln Street Boston, MA 02111 1945	Trustee, Member of the Audit Committee, Chairman of the Nominating and Governance Committee	Unlimited Elected: October 1998	Retired; Research Professor and Director of the GLOBE Center, Monterey Institute of International Studies (2009 to 2014); Associate Vice President for External Programs and Dean of Fisher Graduate School of International Business (2001 to 2009).	11	Director and Chairman of the Audit Committee of Principal Real Estate Income Fund; Director and Member of the Audit and Nominating Committees, db-X Exchange-Traded Funds Inc. (2007-2015); Chairman of the Board of the Foundation, International University in Geneva (IUG), Switzerland.

R. CHARLES TSCHAMPION c/o The Select Sector SPDR Trust State Street Financial Center One Lincoln Street Boston, MA 02111 1946	Trustee, Member of the Audit Committee, Member of the Nominating and Governance Committee, Chair of the Business Continuity Management Team	Unlimited Elected: October 1998	Retired; Director, Special Projects, CFA Institute (2010 to 2014); Director, Industry Relations, CFA Institute (2005 to 2010); Trustee of Lehigh University (October 1998 to June 2010).	11	Trustee Emeritus of Lehigh University; Director and Member of the Audit and Nominating Committees, db-X Exchange-Traded Funds Inc. (2007-2015).

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (continued)
September 30, 2015 (Unaudited)

Number of
Portfolios
		Term of	Principal	in Fund	Other
		Office and	Occupation(s)	Complex	Directorships
Name, Address	Position(s)	Length of	During Past	Overseen	Held by Trustee
and Year of Birth	with Trust	Time Served	5 Years	by Trustee	During Past 5 Years

Interested Trustee
JAMES E. ROSS** SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1965	Trustee	Unlimited Appointed: November 2005	Chairman and Director, SSGA Funds Management Inc. (2005-present); President, SSGA Funds Management Inc. (2005-2012); Executive Vice President and Principal, State Street Global Advisors (2006-present).	264	SPDR Series Trust (Trustee); SPDR Index Shares Funds (Trustee); SSGA Active Trust (Trustee); SSGA Master Trust (Trustee); SSGA Funds (Trustee); State Street Master Funds (Trustee); and State Street Institutional Investment Trust (Trustee).

*	The Trustee Table is reflective of information as of October 1, 2015.
**	Mr. Ross is an “interested person” of the Trust, as defined in the 1940 Act, because of his employment with the Adviser and ownership interest in an affiliate of the Adviser.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (continued)
September 30, 2015 (Unaudited)

		Term of	Principal
		Office and	Occupation(s)
Name, Address	Position(s)	Length of	During Past
and Year of Birth	with Trust	Time Served	5 Years

Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1967	President and Principal Executive Officer	Unlimited Elected: May 2013	President and Director, SSGA Funds Management, Inc. (June 2012-present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010-June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992-2012)*; Senior Managing Director, State Street Global Advisors (1992-present).*

MICHAEL P. RILEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Vice President	Unlimited Elected: February 2005	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2008-present); Principal, State Street Global Advisors and SSGA Funds Management, Inc. (2005-2008).

CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Treasurer and Principal Financial Officer	Unlimited Elected: November 2007	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001 to November 2014).*

ANN CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1966	Assistant Treasurer	Unlimited Elected: April 2015	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2005-present).*

JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1978	Chief Legal Officer	Unlimited Elected: February 2015	Vice President and Managing Counsel, State Street Global Advisors (2011-present); Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2006-2011).

JESSE D. HALLEE State Street Bank and Trust Company 100 Huntington Avenue Mail Stop CPH0326 Boston, MA 02116 1976	Secretary	Unlimited Elected: November 2013	Vice President and Senior Counsel, State Street Bank and Trust Company (2013 to present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).**

PATRICIA A. MORISETTE State Street Bank and Trust Company 100 Huntington Avenue Mail Stop CPH0326 Boston, MA 02116 1973	Assistant Secretary	Unlimited Elected: August 2015	Vice President and Counsel, State Street Bank and Trust Company (2014-present); Assistant Vice President and Counsel, John Hancock Financial Services (2011-2013); Independent legal consultant (2009-2011); Associate, Bingham McCutchen LLP (2003-2009).*,**

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (continued)
September 30, 2015 (Unaudited)

		Term of	Principal
		Office and	Occupation(s)
Name, Address	Position(s)	Length of	During Past
and Year of Birth	with Trust	Time Served	5 Years

BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1973	Chief Compliance Officer and AML Compliance Officer	Unlimited Elected: November 2013	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2013 to present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).
TREVOR SWANBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1979	Code of Ethics Compliance Officer	Unlimited Elected: August 2015	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (January 2015-Present); Senior Manager-Mutual Fund Compliance, ICMA-Retirement Corporation (December 2011-January 2015); Assistant Vice President, J.P. Morgan (September 2007-December 2011).

*	Served in various capacities during the noted time period.
**	Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

The Select Sector SPDR Trust

The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Financial Services Select Sector SPDR Fund (XLFS)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Real Estate Select Sector SPDR Fund (XLRE)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

SPDR Series Trust
SPDR Russell 3000® ETF (THRK)
SPDR Russell 1000 ETF (ONEK)
SPDR Russell 2000 ETF (TWOK)
SPDR S&P 500 Buyback ETF (SPYB)
SPDR S&P 500 Growth ETF (SPYG)
SPDR S&P 500 Value ETF (SPYV)
SPDR S&P 500 High Dividend ETF (SPYD)
SPDR Russell Small Cap Completeness ETF (RSCO)
SPDR S&P 400 Mid Cap Growth ETF (MDYG)
SPDR S&P 400 Mid Cap Value ETF (MDYV)
SPDR S&P 600 Small Cap ETF (SLY)
SPDR S&P 600 Small Cap Growth ETF (SLYG)
SPDR S&P 600 Small Cap Value ETF (SLYV)
SPDR Global Dow ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR S&P Bank ETF (KBE)
SPDR S&P Capital Markets ETF (KCE)
SPDR S&P Insurance ETF (KIE)
SPDR S&P Regional Banking ETF (KRE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Aerospace & Defense ETF (XAR)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Health Care Equipment ETF (XHE)
SPDR S&P Health Care Services ETF (XHS)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR S&P Software & Services ETF (XSW)
SPDR S&P Telecom ETF (XTL)
SPDR S&P Transportation ETF (XTN)
SPDR S&P 1500 Value Tilt ETF (VLU)
SPDR S&P 1500 Momentum Tilt ETF (MMTM)
SPDR Russell 1000 Low Volatility ETF (LGLV)
SPDR Russell 2000 Low Volatility ETF (SMLV)
SPDR MSCI USA Quality Mix ETF (QUS)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays 1-3 Month T-Bill ETF (BIL)
SPDR Barclays TIPS ETF (IPE)
SPDR Barclays 0-5 Year TIPS ETF (SIPE)
SPDR Barclays 1-10 Year TIPS ETF (TIPX)
SPDR Barclays Short Term Treasury ETF (SST)
SPDR Barclays Intermediate Term Treasury ETF (ITE)
SPDR Barclays Long Term Treasury ETF (TLO)
SPDR Barclays Short Term Corporate Bond ETF (SCPB)
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)

SPDR Barclays Long Term Corporate Bond ETF (LWC)
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)
SPDR Barclays Convertible Securities ETF (CWB)
SPDR Barclays Mortgage Backed Bond ETF (MBG)
SPDR Barclays Aggregate Bond ETF (BNDS)
SPDR Nuveen Barclays Municipal Bond ETF (TFI)
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)
SPDR Nuveen Barclays Build America Bond ETF (BABS)
SPDR DB International Government Inflation-Protected Bond ETF (WIP)
SPDR Barclays Short Term International Treasury Bond ETF (BWZ)
SPDR Barclays International Treasury Bond ETF (BWX)
SPDR Barclays International Corporate Bond ETF (IBND)
SPDR Barclays Emerging Markets Local Bond ETF (EBND)
SPDR Barclays International High Yield Bond ETF (IJNK)
SPDR Barclays High Yield Bond ETF (JNK)
SPDR Barclays Short Term High Yield Bond ETF (SJNK)
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (CJNK)

SPDR Index Shares Funds

SPDR STOXX Europe 50 ETF (FEU)
SPDR EURO STOXX 50 ETF (FEZ)
SPDR EURO STOXX Small Cap (SMEZ)
SPDR EURO STOXX 50 Currency Hedged ETF (HFEZ)
SPDR S&P International Dividend Currency Hedged ETF (HDWX)
SPDR MSCI International Real Estate Currency Hedged ETF (HREX)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P Russia ETF (RBL)
SPDR S&P China ETF (GXC)
SPDR MSCI China A Shares IMI ETF (XINA)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P Emerging Markets Dividend ETF (EDIV)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR S&P Global Infrastructure ETF (GII)
SPDR S&P Global Natural Resources ETF (GNR)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR MSCI ACWI IMI ETF (ACIM)
SPDR MSCI ACWI Low Carbon Target ETF (LOWC)
SPDR MSCI EM 50 ETF (EMFT)
SPDR MSCI EM Beyond BRIC ETF (EMBB)
SPDR MSCI EAFE Quality Mix ETF (QEFA)
SPDR MSCI Emerging Markets Quality Mix ETF (QEMM)
SPDR MSCI World Quality Mix ETF (QWLD)
SPDR MSCI Australia Quality Mix ETF (QAUS)
SPDR MSCI Canada Quality Mix ETF (QCAN)
SPDR MSCI Germany Quality Mix ETF (QDEU)
SPDR MSCI Japan Quality Mix ETF (QJPN)
SPDR MSCI Mexico Quality Mix ETF (QMEX)
SPDR MSCI South Korea Quality Mix ETF (QKOR)
SPDR MSCI Spain Quality Mix ETF (QESP)
SPDR MSCI Taiwan Quality Mix ETF (QTWN)
SPDR MSCI United Kingdom Quality Mix ETF (QGBR)
SPDR Russell/Nomura PRIMEtm Japan ETF (JPP)
SPDR Russell/Nomura Small Captm Japan ETF (JSC)
SPDR S&P Global Dividend ETF (WDIV)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)

SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

SSGA Active Trust

SPDR SSGA Multi-Asset Real Return ETF (RLY)
SPDR SSGA Income Allocation ETF (INKM)
SPDR SSGA Global Allocation ETF (GAL)
SPDR Blackstone/GSO Senior Loan ETF (SRLN)
SPDR SSGA Ultra Short Term Bond ETF (ULST)
SPDR Double Line Total Return Tactical ETF (TOTL)
State Street Clarion Global Infrastructure & MLP Portfolio (SSIDX)
SPDR MFS Systematic Core Equity ETF (SYE)
SPDR MFS Systematic Growth Equity ETF (SYG)
SPDR MFS Systematic Value Equity ETF (SYV)
SPDR SSGA Risk Aware ETF (RORO)

SPDR S&P 500 ETF Trust (SPY)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P MidCap 400 ETF Trust (MDY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust, SPDR Index Shares Funds and SSGA Active Trust. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY), SPDR Dow Jones Industrial Average ETF Trust (DIA) and SPDR S&P MidCap 400 ETF Trust (MDY), all unit investment trusts, and all investment portfolios of The Select Sector SPDR Trust.

Trustees
Cheryl Burgermeister, Chairperson
George R. Gaspari
Ashley T. Rabun
James E. Ross
Ernest J. Scalberg
R. Charles Tschampion

Officers
Ellen M. Needham, President
Michael P. Riley, Vice President
Chad C. Hallett, Treasurer
Ann M. Carpenter, Assistant Treasurer
Joshua A. Weinberg, Chief Legal Officer
Jesse D. Hallee, Secretary
Patricia A. Morisette, Assistant Secretary
Brian Harris, Chief Compliance Officer
Trevor Swanberg, Code of Ethics Compliance Officer

Investment Manager and Administrator
SSGA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

Distributor
ALPS Portfolio Solutions Distributor, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10166

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
101 Seaport Boulevard
Suite 500
Boston, MA 02210

The Select Sector SPDR Trust is distributed by ALPS Portfolio Solutions Distributor, Inc.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor. Please read the prospectus carefully before you invest.

Item 2. Code of Ethics.
As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.
The Code of Ethics is attached hereto as Exhibit 12(a)(1).
Item 3. Audit Committee Financial Expert.
(a)(1) The Board of Trustees of the registrant has determined that the registrant has four Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”
     (2) Cheryl Burgermeister, George Gaspari, Ernest Scalberg and R. Charles Tschampion are the registrant’s audit committee financial experts. The Board has determined that each of the foregoing persons is “independent” in that, (i) other than in his or her capacity as a member of the Audit Committee and the Board of Trustees of the registrant, he or she has not accepted, directly or indirectly, any consulting, advisory or other compensatory fee from the registrant, and (ii) he or she is not an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).
Item 4. Principal Accountant Fees and Services.
(a) Audit Fees.
For the fiscal years ended September 30, 2015 and September 30, 2014, the aggregate audit fees billed for professional services rendered by the principal accountant were $180,605 and $180,605, respectively. The nature of the services are (1) auditing of the statements of assets and liabilities, related statements of operations and changes in net assets, and the financial highlights of each series of the registrant; (2) auditing and reporting on the financial statements to be included in the amendment to the registrant’s registration statement on Form N-1A to be filed with the Securities and Exchange Commission; (3) review of the amendment to the registration statement; (4) issuance of a Report on Internal Control for inclusion in the registrant’s Form N-SAR; and (5) Rule 17f-2 securities counts.
(b) Audit-Related Fees.
For the fiscal years ended September 30, 2015 and September 30, 2014, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements that are not reported under paragraph (a) of this Item.
(c) Tax Fees.
For the fiscal years ended September 30, 2015 and September 30, 2014, the aggregate tax fees billed for professional services rendered by the principal accountant were $76,320 and $76,320, respectively. Services included the review of the registrant’s federal, state and local income, franchise and other tax returns.

(d) All Other Fees.
There were no other fees billed by the principal accountant for the fiscal years ended September 30, 2015 and September 30, 2014.
(e)(1) Audit Committee Pre-Approval Policies and Procedures.
The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:
Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:
a.	The Audit Committee shall pre-approve all audit services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at the next regularly scheduled meeting of the Board of Trustees; or*

b.	Pre-Approval of Non-Audit Services Provided to the Investment Adviser and Certain Control Persons: The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at the next regularly scheduled meeting of the Board. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.**
(e)(2) Percentage of Services.
One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) The aggregate non-audit fees for services rendered by the principal accountant to the registrant and its adviser and any entity controlling, controlled by, or under common control with the adviser that provided ongoing services to the registrant for the twelve months ended December 31, 2014 and December 31, 2013 were approximately $4,944,322 and $4,715,586, respectively. Such information is not readily available on a fiscal year basis.

*	De Minimis Exceptions to Pre-Approval Requirements: Pre-approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

**	Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under section (b) as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity for which services are approved under section (b) (i.e., the investment adviser or any control person).

(h) The principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.
Item 5. Disclosure of Audit Committees for Listed Companies.
The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant’s audit committee are Cheryl Burgermeister, George Gaspari, Ashley T. Rabun, Ernest Scalberg, and R. Charles Tschampion.
Item 6. Schedule of Investments.
(a)	The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the registrant.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to the registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the registrant.
Item 10. Submission of Matters to a Vote of Security Holders.
The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.
Item 11. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Code of Ethics referred to in Item 2.
(a)(2) Separate certifications required by Rule 30a-2 under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.
(a)(3) Not applicable
(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
The Select Sector SPDR® Trust

By:	/s/ Ellen M. Needham Ellen M. Needham
President and Principal Executive Officer

Date:	December 4, 2015
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham Ellen M. Needham
President and Principal Executive Officer

Date:	December 4, 2015

By:	/s/ Chad C. Hallett Chad C. Hallett
Treasurer and Principal Financial Officer

Date:	December 4, 2015